BAIRD/
FUNDS

ANNUAL REPORT
-----------------------------
DECEMBER 31, 2001


BAIRD INTERMEDIATE BOND FUND

BAIRD CORE BOND FUND

BAIRD AGGREGATE BOND FUND

BAIRD INTERMEDIATE MUNICIPAL BOND FUND




                                TABLE OF CONTENTS

SHAREHOLDER LETTER                                                             2

2001 BOND MARKET OVERVIEW                                                      3

BAIRD INTERMEDIATE BOND FUND                                                   6

BAIRD CORE BOND FUND                                                          14

BAIRD AGGREGATE BOND FUND                                                     22

BAIRD INTERMEDIATE MUNICIPAL BOND FUND                                        31

STATEMENTS OF ASSETS AND LIABILITIES                                          36

STATEMENTS OF OPERATIONS                                                      37

STATEMENTS OF CHANGES IN NET ASSESTS                                          38

FINANCIAL HIGHLIGHTS                                                          42

NOTES TO THE FINANCIAL STATEMENTS                                             46

REPORT OF INDEPENDENT ACCOUNTANTS                                             55

DIRECTORS                                                                     56

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.


Dear Shareholders,

We would like to thank you for investing in the Baird Funds. Clearly, 2001 was a very difficult year for our nation and one of the most challenging ever for the financial markets. Despite these challenges, we believe the Baird Funds remained true to their objectives, helping our investors navigate difficult market environments. During the past year we introduced one new fund, the Baird Intermediate Municipal Bond Fund. As of December 31, 2001, assets in all six of the Baird Funds totaled $325 million. In this Annual Report we review the market in 2001 and the performance and composition of each of the fixed income funds. We hope that you will find this report both informative and helpful in achieving your investment goals.

We greatly appreciate the opportunity to serve your investment needs and look forward to continued mutual success. Thank you again for your support and for choosing Baird Funds.


Sincerely,

Mary Ellen Stanek, CFA
President
Baird Funds

2001 BOND MARKET OVERVIEW
--------------------------------------------------------------------------------
December 31, 2001

2001 will long be remembered as a year of tragedy with the events of September 11th testing the fortitude of investors and the strength of our financial markets. The potential for worst-case scenarios, such as the rapid downfall of a profitable company, has resulted in illiquidity in certain sectors and individual credits with extremely volatile conditions. Overall, however, the bond market produced strong real returns that once again helped offset declining equity values.

Solid Returns Led by Corporate Bonds
The investment grade bond market generated solid returns in 2001 despite the most challenging credit environment in a decade and volatile interest rates. Starting the year with a healthy yield advantage, corporate bonds outperformed all other sectors in the investment grade bond market by a comfortable margin, returning 10.31% (see table below).

        Total Returns of Selected Lehman Brothers Indices and Subsectors

             Index/Sector         December, 2001                    2001
             ------------         --------------                   ------
LB Aggregate Index                    -0.64%                       8.44%
LB Gov't/Credit Index                 -0.79%                       8.50%
US Treasury Sector                    -0.97%                       6.75%
      Intermediate                    -0.48%                       8.16%
      Long                            -1.88%                       4.21%
Gov't Agency Sector                   -0.67%                       8.31%
Corporate Sector                      -0.72%                      10.31%
MBS Sector                            -0.38%                       8.22%
ABS Sector                            -0.38%                       9.81%
High Yield Sector                     -0.41%                       5.28%

Insulated from many of the credit issues which arose in 2001, asset-backed securities (ABS) followed in 2nd place returning 9.81%. Impacted by record refinancing activity, mortgage-backed securities (MBS) returned 8.22%. Finally, U.S. Treasuries, the top performing sector of 2000, brought up the rear of the investment grade sectors, at 6.75% for 2001. High yield, despite a late-year recovery, trailed all investment grade sectors for the second year in a row, returning just 5.28%.

Volatile Interest Rates
The strong returns mask much of the volatility that characterized 2001. The Treasury yield curve, which started the year relatively flat, steepened dramatically as the Fed eased a record 11 times, lowering the Fed funds rate 475 basis points from 6.50% to 1.75%. The spread between the 2-year T-note and the 30-year T-bond widened 208 basis points from just 0.37% on 12/31/00 to 2.45% on 12/31/01 (see chart on the following page).


[GRAPH]

                                 Treasury Yields
                                Source: Bloomberg

Maturity        Dec 31, 2000    Nov 30, 2001    Dec, 2001       Year Change
--------        ------------    ------------    ---------       ------------
1                5.36%             2.04%          2.05%            -3.31
2                5.09%             2.84%          3.02%            -2.07
3                5.13%             3.45%          3.68%            -1.45
5                4.97%             4.06%          4.30%            -0.67
7                5.17%             4.54%          4.83%            -0.33
10               5.11%             4.75%          5.05%            -0.06
15               5.50%             5.44%          5.66%             0.16
20               5.59%             5.54%          5.74%             0.16
25               5.61%             5.58%          5.76%             0.06
30               5.46%             5.29%          5.47%             0.01


From the table above, it would appear that 10- and 30-year rates were virtually unchanged during 2001. A yield chart of the 10-year T-note (at right), however, tells a more accurate story of the interest rate volatility that the bond market endured in 2001. Long-term yields declined for much of the year, but signs of recovery and rising equity prices in November and December caused U.S. Treasury yields to spike up by over 80 basis points. The resulting drop in bond prices shaved 2-4% from bond market returns in the last two months of the year.

[GRAPH]

                                TEN YEAR T-NOTE
      DATE   10 Year T-NOTE
      12/28/01        5.05
      12/14/01        5.14
       12/7/01        5.15
       12/1/01        4.93
      11/30/01        4.92
       11/1/01        4.37
      10/26/01        4.60
      10/19/01        4.60
      10/12/01        4.65
       10/5/01        4.53
       9/28/01        4.60
       9/21/01        4.70
       9/14/01        4.71
        9/7/01        4.91
       8/31/01        4.84
       8/24/01        4.90
       8/17/01        4.95
       8/10/01        5.08
        8/3/01        5.13
       7/27/01        5.16
       7/20/01        5.17
       7/13/01        5.31
        7/6/01        5.41
       6/29/01        5.29
       6/22/01        5.23
       6/15/01        5.27
        6/8/01        5.32
        6/1/01        5.48
       5/25/01        5.46
       5/18/01        5.46
       5/11/01        5.29
        5/4/01        5.28
       4/27/01        5.25
       4/20/01        5.29
       4/13/01        5.08
        4/6/01        4.95
       3/30/01        4.95
       3/23/01        4.78
       3/16/01        4.86
        3/9/01        4.95
        3/2/01        4.95
       2/23/01        5.13
       2/16/01        5.11
        2/9/01        5.13
        2/2/01        5.20
       1/26/01        5.29
       1/19/01        5.18
       1/12/01        5.08
        1/5/01        5.01
      12/29/00        5.10
      12/22/00        5.10
      12/15/00        5.29
       12/8/00        5.39
       12/1/00        5.56
      11/24/00        5.65
      11/17/00        5.73
      11/10/00        5.85
       11/3/00        5.76
      10/27/00        5.66
      10/20/00        5.68
      10/13/00        5.76
       10/6/00        5.86
       9/29/00        5.82
       9/22/00        5.88
       9/15/00        5.84
        9/8/00        5.76
        9/1/00        5.76
       8/25/00        5.75
       8/18/00        5.80
       8/11/00        5.85
        8/4/00        5.98
       7/28/00        6.04
       7/21/00        6.10
       7/14/00        6.06
        7/7/00        6.01
       6/30/00        6.08
       6/23/00        6.09
       6/16/00        6.06
        6/9/00        6.13
        6/2/00        6.26
       5/26/00        6.42
       5/19/00        6.49
       5/12/00        6.50
        5/5/00        6.40
       4/28/00        6.15
       4/21/00        6.01
       4/14/00        5.89
        4/7/00        5.92
       3/31/00        6.13
       3/24/00        6.14
       3/17/00        6.28
       3/10/00        6.39
        3/3/00        6.39
       2/25/00        6.38
       2/18/00        6.55
       2/11/00        6.62
        2/4/00        6.58
       1/28/00        6.68
       1/21/00        6.77
       1/14/00        6.66
        1/7/00        6.56
      12/31/99        6.41
      12/24/99        6.39
      12/17/99        6.24
      12/10/99        6.13
       12/3/99        6.20
      11/26/99        6.10
      11/19/99        6.02
      11/12/99        5.96
       11/5/99        6.00
      10/29/99        6.16
      10/22/99        6.18
      10/15/99        6.11
       10/8/99        6.02
       10/1/99        5.92
       9/24/99        5.88
       9/17/99        5.92
       9/10/99        5.94
        9/3/99        5.97
       8/27/99        5.81
       8/20/99        5.91
       8/13/99        6.08
        8/6/99        5.95
       7/30/99        5.86
       7/23/99        5.72
       7/16/99        5.72
        7/9/99        5.87
        7/2/99        5.87
       6/25/99        5.98
       6/18/99        5.91
       6/11/99        5.89
        6/4/99        5.80
       5/28/99        5.56
       5/21/99        5.61
       5/14/99        5.53
        5/7/99        5.45
       4/30/99        5.26
       4/23/99        5.20
       4/16/99        5.14
        4/9/99        5.11
        4/2/99        5.24
       3/26/99        5.20
       3/19/99        5.14
       3/12/99        5.21
        3/5/99        5.38
       2/26/99        5.18
       2/19/99        5.03
       2/12/99        4.95
        2/5/99        4.84
       1/29/99        4.67
       1/22/99        4.70
       1/15/99        4.70
        1/8/99        4.76
        1/1/99        4.76
      12/25/98        4.75
      12/18/98        4.59
      12/11/98        4.60
       12/4/98        4.64
      11/27/98        4.83
      11/20/98        4.85
      11/13/98        4.82
       11/6/98        4.83
      10/30/98        4.63
      10/23/98        4.59
      10/16/98        4.58
       10/9/98        4.41
       10/2/98        4.46
       9/25/98        4.67
       9/18/98        4.83
       9/11/98        4.90
        9/4/98        5.05
       8/28/98        5.20
       8/21/98        5.39
       8/14/98        5.40
        8/7/98        5.43
       7/31/98        5.50
       7/24/98        5.46
       7/17/98        5.49
       7/10/98        5.41
        7/3/98        5.44
       6/26/98        5.46
       6/19/98        5.47
       6/12/98        5.51
        6/5/98        5.57
       5/29/98        5.57
       5/22/98        5.64
       5/15/98        5.70
        5/8/98        5.68
        5/1/98        5.75
       4/24/98        5.67
       4/17/98        5.61
       4/10/98        5.55
        4/3/98        5.61
       3/27/98        5.63
       3/20/98        5.57
       3/13/98        5.62
        3/6/98        5.73
       2/27/98        5.63
       2/20/98        5.50
       2/13/98        5.57
        2/6/98        5.59
       1/30/98        5.63
       1/23/98        5.59
       1/16/98        5.45
        1/9/98        5.49
        1/2/98        5.77
      12/26/97        5.74
      12/19/97        5.77
      12/12/97        5.87
       12/5/97        5.86
      11/28/97        5.86
      11/21/97        5.84
      11/14/97        5.88
       11/7/97        5.92
      10/31/97        5.90
      10/24/97        6.09
      10/17/97        6.11
      10/10/97        6.04
       10/3/97        6.06
       9/26/97        6.08
       9/19/97        6.14
       9/12/97        6.34
        9/5/97        6.34
       8/29/97        6.36
       8/22/97        6.27
       8/15/97        6.33
        8/8/97        6.26
        8/1/97        6.11
       7/25/97        6.18
       7/18/97        6.23
       7/11/97        6.26
        7/4/97        6.42
       6/27/97        6.45
       6/20/97        6.40
       6/13/97        6.52
        6/6/97        6.61
       5/30/97        6.75
       5/23/97        6.73
       5/16/97        6.68
        5/9/97        6.70
        5/2/97        6.76
       4/25/97        6.89
       4/18/97        6.89
       4/11/97        6.92
        4/4/97        6.90
       3/28/97        6.79
       3/21/97        6.73
       3/14/97        6.63
        3/7/97        6.59
       2/28/97        6.50
       2/21/97        6.33
       2/14/97        6.37
        2/7/97        6.46
       1/31/97        6.62
       1/24/97        6.58
       1/17/97        6.56
       1/10/97        6.57
        1/3/97        6.45
      12/27/96        6.34
      12/20/96        6.40
      12/13/96        6.31
       12/6/96        6.15
      11/29/96        6.12
      11/22/96        6.16
      11/15/96        6.18
       11/8/96        6.30
       11/1/96        6.42
      10/25/96        6.55
      10/18/96        6.54
      10/11/96        6.55
       10/4/96        6.61
       9/27/96        6.73
       9/20/96        6.82
       9/13/96        6.88
        9/6/96        6.95
       8/30/96        6.84
       8/23/96        6.63
       8/16/96        6.56
        8/9/96        6.54
        8/2/96        6.76
       7/26/96        6.85
       7/19/96        6.81
       7/12/96        6.95
        7/5/96        6.85
       6/28/96        6.86
       6/21/96        6.95
       6/14/96        6.99
        6/7/96        6.85
       5/31/96        6.77
       5/24/96        6.65
       5/17/96        6.68
       5/10/96        6.82
        5/3/96        6.74
       4/26/96        6.53
       4/19/96        6.52
       4/12/96        6.60
        4/5/96        6.35
       3/29/96        6.32
       3/22/96        6.36
       3/15/96        6.37
        3/8/96        6.08
        3/1/96        6.06
       2/23/96        5.97
       2/16/96        5.65
        2/9/96        5.67
        2/2/96        5.64
       1/26/96        5.65
       1/19/96        5.58
       1/12/96        5.74
        1/5/96        5.63
      12/29/95        5.64
      12/22/95        5.78
      12/15/95        5.73
       12/8/95        5.68
       12/1/95        5.82
      11/24/95        5.92
      11/17/95        5.96
      11/10/95        5.97
       11/3/95        5.98
      10/27/95        6.04
      10/20/95        5.99
      10/13/95        6.05
       10/6/95        6.10
       9/29/95        6.26
       9/22/95        6.17
       9/15/95        6.15
        9/8/95        6.20
        9/1/95        6.31
       8/25/95        6.52
       8/18/95        6.57
       8/11/95        6.50
        8/4/95        6.48
       7/28/95        6.46
       7/21/95        6.37
       7/14/95        6.09
        7/7/95        6.12
       6/30/95        6.17
       6/23/95        6.10
       6/16/95        6.21
        6/9/95        6.20
        6/2/95        6.23
       5/26/95        6.49
       5/19/95        6.59
       5/12/95        6.66
        5/5/95        6.93
       4/28/95        7.03
       4/21/95        7.03
       4/14/95        7.08
        4/7/95        7.12
       3/31/95        7.15
       3/24/95        7.16
       3/17/95        7.11
       3/10/95        7.35
        3/3/95        7.27
       2/24/95        7.36
       2/17/95        7.48
       2/10/95        7.56
        2/3/95        7.62
       1/27/95        7.78
       1/20/95        7.74
       1/13/95        7.80
        1/6/95        7.86
      12/30/94        7.81
      12/23/94        7.82
      12/16/94        7.82
       12/9/94        7.79
       12/2/94        7.89
      11/25/94        7.91
      11/18/94        7.97
      11/11/94        8.00
       11/4/94        7.94
      10/28/94        7.86
      10/21/94        7.71
      10/14/94        7.65
       10/7/94        7.72
       9/30/94        7.60
       9/23/94        7.54
       9/16/94        7.44
        9/9/94        7.33
        9/2/94        7.21
       8/26/94        7.27
       8/19/94        7.24
       8/12/94        7.31
        8/5/94        7.15
       7/29/94        7.26
       7/22/94        7.23
       7/15/94        7.36
        7/8/94        7.34
        7/1/94        7.27
       6/24/94        7.17
       6/17/94        7.08
       6/10/94        6.97
        6/3/94        7.09
       5/27/94        7.14
       5/20/94        7.06
       5/13/94        7.37
        5/6/94        7.16
       4/29/94        6.96
       4/22/94        7.03
       4/15/94        6.93
        4/8/94        6.97
        4/1/94        6.72
       3/25/94        6.52
       3/18/94        6.45
       3/11/94        6.40
        3/4/94        6.29
       2/25/94        6.15
       2/18/94        5.95
       2/11/94        5.94
        2/4/94        5.80
       1/28/94        5.74
       1/21/94        5.74
       1/14/94        5.69
        1/7/94        5.85
      12/31/93        5.77
      12/24/93        5.79
      12/17/93        5.82
      12/10/93        5.71
       12/3/93        5.80
      11/26/93        5.83
      11/19/93        5.71
      11/12/93        5.68
       11/5/93        5.66
      10/29/93        5.44
      10/22/93        5.31
      10/15/93        5.24
       10/8/93        5.33
       10/1/93        5.33
       9/24/93        5.44
       9/17/93        5.35
       9/10/93        5.28
        9/3/93        5.41
       8/27/93        5.51
       8/20/93        5.66
       8/13/93        5.78
        8/6/93        5.85
       7/30/93        5.88
       7/23/93        5.83
       7/16/93        5.74
        7/9/93        5.79
        7/2/93        5.79
       6/25/93        5.89
       6/18/93        5.96
       6/11/93        6.06
        6/4/93        6.07
       5/28/93        6.14
       5/21/93        6.12
       5/14/93        5.96
        5/7/93        5.92
       4/30/93        6.01
       4/23/93        5.87
       4/16/93        5.90
        4/9/93        6.06
        4/2/93        6.07
       3/26/93        5.98
       3/19/93        6.03
       3/12/93        5.96
        3/5/93        5.90
       2/26/93        6.02
       2/19/93        6.24
       2/12/93        6.38
        2/5/93        6.40
       1/29/93        6.46
       1/22/93        6.59
       1/15/93        6.68
        1/8/93        6.67
        1/1/93        6.70
      12/25/92        6.68
      12/18/92        6.79
      12/11/92        6.77
       12/4/92        6.91
      11/27/92        6.86
      11/20/92        6.84
      11/13/92        6.88
       11/6/92        6.90
      10/30/92        6.78
      10/23/92        6.78
      10/16/92        6.54
       10/9/92        6.39
       10/2/92        6.32
       9/25/92        6.47
       9/18/92        6.39
       9/11/92        6.32
        9/4/92        6.53
       8/28/92        6.67
       8/21/92        6.50
       8/14/92        6.52
        8/7/92        6.65
       7/31/92        6.67
       7/24/92        6.82
       7/17/92        6.92
       7/10/92        6.90
        7/3/92        7.07
       6/26/92        7.20
       6/19/92        7.24
       6/12/92        7.32
        6/5/92        7.35
       5/29/92        7.40
       5/22/92        7.29
       5/15/92        7.34
        5/8/92        7.50
        5/1/92        7.59
       4/24/92        7.58
       4/17/92        7.38
       4/10/92        7.40
        4/3/92        7.49
       3/27/92        7.56
       3/20/92        7.63
       3/13/92        7.54
        3/6/92        7.45
       2/28/92        7.37
       2/21/92        7.44
       2/14/92        7.31
        2/7/92        7.25
       1/31/92        7.25
       1/24/92        7.14
       1/17/92        7.04
       1/10/92        6.80
        1/3/92        6.78
      12/27/91        6.86
      12/20/91        7.13
      12/13/91        7.21
       12/6/91        7.25
      11/29/91        7.42
      11/22/91        7.38
      11/15/91        7.37
       11/8/91        7.48
       11/1/91        7.52
      10/25/91        7.66
      10/18/91        7.50
      10/11/91        7.48
       10/4/91        7.45
       9/27/91        7.55
       9/20/91        7.61
       9/13/91        7.71
        9/6/91        7.80
       8/30/91        7.84
       8/23/91        7.82
       8/16/91        7.87
        8/9/91        7.98
        8/2/91        8.17
       7/26/91        8.25
       7/19/91        8.28
       7/12/91        8.32
        7/5/91        8.28
       6/28/91        8.31
       6/21/91        8.31
       6/14/91        8.31
        6/7/91        8.20
       5/31/91        8.06
       5/24/91        8.08
       5/17/91        8.11
       5/10/91        8.06
        5/3/91        8.02
       4/26/91        8.09
       4/19/91        8.00
       4/12/91        8.04
        4/5/91        8.03
       3/29/91        8.10
       3/22/91        8.18
       3/15/91        8.06
        3/8/91        8.10
        3/1/91        8.00
       2/22/91        7.86
       2/15/91        7.78
        2/8/91        7.82
        2/1/91        8.02
       1/25/91        8.04
       1/18/91        8.15
       1/11/91        8.18
        1/4/91        8.00
      12/28/90        8.15
      12/21/90        8.03
      12/14/90        7.97
       12/7/90        8.16
      11/30/90        8.29
      11/23/90        8.30
      11/16/90        8.35
       11/9/90        8.53
       11/2/90        8.64
      10/26/90        8.64
      10/19/90        8.74
      10/12/90        8.87
       10/5/90        8.69
       9/28/90        8.96
       9/21/90        8.92
       9/14/90        8.84
        9/7/90        8.85
       8/31/90        8.88
       8/24/90        8.92
       8/17/90        8.71
       8/10/90        8.72
        8/3/90        8.37
       7/27/90        8.48
       7/20/90        8.47
       7/13/90        8.53
        7/6/90        8.44
       6/29/90        8.51
       6/22/90        8.52
       6/15/90        8.44
        6/8/90        8.46
        6/1/90        8.58
       5/25/90        8.66
       5/18/90        8.68
       5/11/90        8.81
        5/4/90        9.02
       4/27/90        9.02
       4/20/90        8.83
       4/13/90        8.62
        4/6/90        8.59
       3/30/90        8.56
       3/23/90        8.55
       3/16/90        8.65
        3/9/90        8.61
        3/2/90        8.50
       2/23/90        8.58
       2/16/90        8.39
        2/9/90        8.48
        2/2/90        8.47
       1/26/90        8.36
       1/19/90        8.24
       1/12/90        8.04
        1/5/90        7.98

Tough Credit Environment
While the corporate sector stole the show in terms of performance, it was also in the spotlight for record downgrades, defaults and bankruptcies. A few of the many names downgraded to below investment grade include Case, Dole Foods, Hilton Hotels, Kmart, Pennzoil-Quaker State, Royal Caribbean and United Airlines. According to S&P, a record 196 companies (20 of which were investment grade) defaulted on bonds worth about $107 billion in 2001, up from $49 billion in defaults by 117 companies in 2000. The list of bankruptcies in 2001, including Pacific Gas & Electric, Bethlehem Steel, Loews Cineplex, Polaroid, Sunbeam, TWA and W.R. Grace, was capped by Enron whose early December Chapter 11 filing was the largest ever.

2001 BOND MARKET OVERVIEW
--------------------------------------------------------------------------------

NET NEW SUPPLY
[GRAPH]



Record Corporate Supply
Amidst the challenging credit environment, corporate issuance was at an all-time high. Net new investment grade corporate supply (at left in white) was a record $459 billion in 2001 with 40% of new issues rated BBB and 37% rated A. Taking advantage of historically low rates in summer and fall, issuers also converted much of their short-term and floating rate debt to longer-term, fixed rate maturities. Treasury supply (in black) declined again for the fourth straight year by -$167 billion in 2001.

YIELD SPREADS
[GRAPH]

Volatile Yield Spreads
A tightening of corporate yield spreads in 2001 helped corporates to become the top-performing sector. The chart of spreads on 10-year maturities at right, however, shows that the contraction of spreads was anything but smooth and steady. Enduring dramatic swings in interest rates, tough credit conditions, heavy supply and illiquidity, corporate bonds had an extremely volatile journey to the top in 2001.

What Lies Ahead
With evidence mounting that the worst of the recession has passed, a less accommodative Fed will likely lead to a flatter yield curve over the course of 2002; currently we favor maturities in the 7-10 year range. While the credit environment will remain challenging throughout the coming year, the pace of downgrades, defaults and bankruptcies should subside. We believe the significant yield premiums on select BBB-rated corporate issues represent exceptional relative value. We also see good relative value in the mortgage market, but caution that extension risk needs to be considered. The challenges of 2001 created new opportunities in the bond market. We are optimistic about the significant relative value potential of 2002.

BAIRD INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
December 31, 2001

The investment objective of the Baird Intermediate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Intermediate Government/Credit Bond Index. The Lehman Brothers Intermediate Government/Credit Bond Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years.

The Baird Intermediate Bond Fund delivered solid investment returns throughout most of 2001 but the challenging corporate credit environment following September 11th kept the Fund from achieving its objective of outperforming its benchmark. Specifically, the Fund's holdings of airline equipment trust certificates and Enron related trust securities significantly reduced the Fund's total return for the year (see total return summary below). Going forward, a significant yield advantage versus the Lehman Brothers Intermediate Government/Credit Bond Index and good prospects for longer-term price recovery of holdings in currently depressed sectors enhance the Fund's potential of adding value. A December 31, 2001 summary of the Fund's portfolio characteristics including quality distribution and sector allocation appears below.

PORTFOLIO CHARASTERISTICS
[GRAPH]
QUALITY DISTRIBUTION                    SECTOR WEIGHTINGS

Aaa                     22%             Asset-Backed            5%
Aa                       6%             Industrials            17%
A                       16%             Utilities               7%
Baa                     16%             Financial              18%
Below Baa                5%             Cash                    2%
U.S. Treasury           14%             U.S. Treasury          13%
U.S. Gov't Agency       21%             U.S. Gov't Agency      16%
                                        Mortgage-Backed        11%
                                        Int'l                   1%


Net Assets:              $ 90,871,295
SEC 30-Day Yield:**                       Portfolio Expense Ratio:
  Institutional Class:   5.53%            Institutional Class:          0.30%
  Investor Class:        5.22%            Investor Class:               0.55%*
Average Duration:        3.66 years       Portfolio Turnover Ratio:     79.5%
Average Maturity:        5.22 years       Total Number of Holdings:      138

*    Includes 0.25% 12b-1 fee.
** SEC yields are based on SEC guidelines and are calculated on 30 days ended December 31, 2001.

BAIRD INTEMEDIATE BOND FUND
--------------------------------------------------------------------------------

[GRAPH]

               Baird Intermediate Bond Fund - Institutional Class
                          Value of a $10,000 Investment

                      Baird Intermediate             Lehman Brothers
                         Bond Fund                     Intermediate
                       Institutional                 Government/Credit
                       Class Shares                     Bond Index
                     -------------------            -------------------
09/29/00                10,000.00                       10,000.00
12/31/01                10,663.00                       10,370.00
03/31/01                11,021.28                       10,721.44
06/30/01                11,085.20                       10,739.49
09/30/01                11,495.35                       11,290.20
12/31/01                11,375.80                       11,299.57

[GRAPH]
                  Baird Intermediate Bond Fund - Investor Class
                         Value of a $10,000 Investment

                      Baird Intermediate             Lehman Brothers
                         Bond Fund                     Intermediate
                         Investor                  Government/Credit
                       Class Shares                     Bond Index
                     -------------------            -------------------
09/29/00                10,000.00                       10,000.00
12/31/00                10,668.00                       10,370.00
03/31/01                11,024.31                       10,721.44
06/30/01                11,075.02                       10,379.49
9/30/01                 11,483.69                       11,290.20
12/31/01                11,352.78                       11,299.57


Growth of a hypothetical investment of $10,000 made on the Fund's inception date (9/29/00) assuming reinvestment of all distributions.

Baird Intermediate Bond Fund
-----------------------------------------------------------------------------------------------
Annualized Total Returns
-----------------------------------------------------------------------------------------------
For the Period Ending December 31, 2001                       One Year     Since Inception(1)
-----------------------------------------------------------------------------------------------
Baird Intermediate Bond Fund - Institutional Class Shares      6.68%             10.82%
Baird Intermediate Bond Fund - Investor Class Shares           6.43%             10.65%
Lehman Brothers Intermediate Government/Credit Bond Index(2)   8.96%             10.27%
-----------------------------------------------------------------------------------------------

(1) For the period September 29, 2000 (commencement of operations) to December 31, 2001.

(2) The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years. A direct investment in an index is not possible.

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


BAIRD INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
Schedule of Investments     December 31, 2001
--------------------------------------------------------------------------------


Principal                                         Market
  Amount                                           Value
--------------------------------------------------------
LONG-TERM INVESTMENTS - 96.8%
Asset-Backed Securities-14.7%
           AAMES Mortgage Trust,
                Series 1998-C, Class A6F,
           6.13%,
$ 287,644       09-15-2028                     $  294,256
           Advanta Mortgage Loan Trust,
                Series 1994-1, Class A1,
           6.30%,
   150,142      07-25-2025                        154,200
           AFC Home Equity Loan Trust,
                Series 1997-2, Class 1A5,
           6.97%,
   381,316      06-25-2027                        397,590
           Amresco Residential Securities
           Mortgage Loan,
                Series 1998-1, Class A6,
           6.51%,
   877,682      08-25-2027                        905,637
           BankAmerica Manufactured Housing
           Contract,
                Series 1997-1, Class A7,
           6.58%,
   300,000      10-10-2019                        305,871
           Contimortgage Home Equity Loan
           Trust:
                Series 1999-1, Class A7,
           6.47%,
   850,000      12-25-2013                        873,127
                Series 1998-2, Class A7,
           6.57%,
 1,000,000      03-15-2023                      1,028,732
                Series 1998-3, Class A17,
           6.22%,
 1,000,000      10-15-2029                      1,023,188
           Delta Funding Home Equity Loan
           Trust:
                Series 1997-2, Class A6,
           7.04%,
   517,190      06-25-2027                        540,041
                Series 1999-1, Class A6F,
           6.34%,
   625,000     12-15-2028                         643,055
                Series 1999-2, Class A7F,
           7.03%,
   800,000      08-15-2030                        833,602
           EQCC Home Equity Loan Trust,
                Series 1997-3, Class A9,
           6.57%,
   720,000      02-15-2029                        744,970
           Green Tree Financial Corporation:
                Series 1998-6, Class A5,
           6.06%,
   800,000      04-01-2018                        824,728
                Series 1999-3, Class A5,
           6.16%,
   500,000      02-01-2031                        515,582

           Green Tree Home Improvement Loan
           Trust,
                Series 1998-D, Class HEA6,
           6.15%,
  776,726       08-15-2029                        800,291
           Honda Auto Lease Trust,
                Series 1999-A, Class B,
           6.65%,
 1,000,000      07-15-2005                      1,014,116
           IMC Home Equity Loan Trust:
                Series 1997-7, Class A8,
           6.65%,
   259,400      02-20-2029                        268,330
                Series 1998-1, Class A6,
           6.52%,
   268,179      06-20-2029                        274,851
           Residential Asset Securities
           Corporation:
                Series 1998-KS1, Class AI9,
           6.45%,
   436,937     03-25-2028                         451,032
                Series 1998-KS2, Class AI9,
           6.42%,
   454,499      07-25-2029                        469,865
           Salomon Brothers Mortgage
           Securities VII,
                Series 1997-LB6, Class A6,
           6.82%,
   989,987      12-25-2027                      1,030,196
                                              -----------
                                               13,393,260
                                              -----------
Financial-18.1%
           ABN-AMRO Bank NV-NY Branch
           Subordinated Notes,
   500,000      8.25%, 08-01-2009                 532,066
           Allfirst Financial, Inc.
           Subordinated Notes,
 1,150,000      7.20%, 07-01-2007               1,222,102
           Amsouth Bancorp Subordinated
           Debentures,
   300,000      6.75%, 11-01-2025                 308,606
           Associated P&C Holdings Senior
           Notes,
                6.75%, 07-15-2003
               (Acquired 01-21-01, Cost
   250,000 $246,425)*                             256,382
           Auburn Hills Trust,
   150,000      12.00%, 05-01-2020                200,551
           Bank of Hawaii Subordinated Notes,
 1,041,000      6.88%, 06-01-2003               1,078,953

           Bank of Oklahoma Subordinated
           Notes,
  350,000       7.13%, 08-15-2007                 356,450
           Bank One Corporation Notes,
 1,000,000      6.00%, 08-01-2008               1,003,189
           Credit Suisse First Boston USA,
           Inc. Notes,
   900,000      6.13%, 11-15-2011                 878,440
           First National Bank Chicago Pass
           Thru Certificates,
   500,000      8.08%, 01-05-2018                 531,240
           First National Bank Omaha
           Subordinated Notes,
   100,000      7.32%, 12-01-2010                  97,796
           Ford Capital BV,
   482,000      9.50%, 06-01-2010                 532,068
           Ford Motor Credit Company,
   300,000      9.03%, 12-30-2009                 322,014
           Homeside Lending, Inc. Senior
           Notes,
   279,000      6.20%, 05-15-2003                 285,985
           ING Groep NV Notes,
   400,000      8.50%, 02-15-2005                 437,000
           Keycorp Subordinated Notes,
   300,000      6.75%, 03-15-2006                 310,423
           Lehman Brothers Holdings,
   900,000      8.50%, 05-01-2007                 998,851
           Lehman Brothers, Inc. Senior
           Subordinated Debentures,
   175,000      11.63%, 05-15-2005                210,009
           Lion Connecticut Holding,
   325,000      7.13%, 08-15-2006                 345,507
           Morgan Stanley Dean Witter
           Debentures,
 1,000,000      10.00%, 06-15-2008              1,200,221
           Newcourt Credit,
   240,000      6.88%, 02-16-2005                 254,607
           Protective Life US Funding Notes,
                5.88%, 08-15-2006 (Acquired
   700,000      08-06-01; Cost $699,160)*         710,754
           Santander Financial Issuances
           Guaranteed:
   325,000      7.00%, 04-01-2006                 338,050
   500,000      6.38%, 02-15-2011                 474,133

           Sanwa Bank Ltd./NY Subordinated
           Notes,
  350,000       7.40%, 06-15-2011                 326,490
           Security Capital Group,
   700,000      7.75%, 11-15-2003                 747,555
           Transamerica Finance Corporation
           Senior Notes,
   600,000      5.74%, 09-15-2003                 615,601
           Union Planters Corporation
           Subordinated Notes,
   300,000      7.75%, 03-01-2011                 319,488
           USF&G Corporation Senior Notes,
   270,000      7.13%, 06-01-2005                 285,143
           Wachovia Corporation
           Subordinated Notes,
   700,000      8.00%, 08-15-2009                 739,656
           Washington Mutual Bank FA,
   500,000      6.88%, 06-15-2011                 513,068
                                               ----------
                                               16,432,398
                                               ----------
Industrial-16.8%
           AT&T Canada, Inc. Senior           -
           Discount Notes:
   200,000      10.75%, 11-01-2007            -   126,804
   150,000      9.95%, 06-15-2008                  75,564
           American Airline Pass Thru
           Certificates,
                7.69%, 05-23-2008 (Acquired
   800,000      05-21-01; Cost $800,000)*         722,357
           American West Airlines Pass Thru
           Certificates,
   554,857      8.54%, 01-02-2006                 547,255
           Black & Decker Corporation,
   275,000      7.13%, 06-01-2011                 283,152
           British Telecom PLC,
   200,000      7.88%, 12-15-2005                 214,241
           British Telecom PLC Senior Notes,
   300,000      11.88%, 12-01-2008                351,475
           Comcast Corporation Senior Notes,
 1,202,000      8.88%, 04-01-2007               1,295,035
           Continental Airlines, Inc. Pass
           Thru Certificates:
   600,000      7.43%, 09-15-2004                 557,988
   235,793      7.42%, 04-01-2007                 232,032

           Continental Cablevision,
  300,000       9.50%, 08-01-2013                 339,789
           Corp Andina De Fomento:
   170,000      8.88%, 06-01-2005                 192,215
   275,000      7.38%, 01-18-2011                 283,107
           DaimlerChrysler NA Holdings,
   300,000      7.75%, 01-18-2011                 311,275
           Delta Air Lines Pass Thru
           Certificates,
   350,000      7.78%, 11-18-2005                 335,747
           Dollar General Corporation,
   300,000      8.63%, 06-15-2010                 311,322
           Ford Motor Company,
   300,000      9.22%, 09-15-2021                 330,222
           General Motors Nova Financing,
   500,000      6.85%, 10-15-2008                 496,809
           Georgia-Pacific,
   300,000      9.88%, 11-01-2021                 312,499
           Harrahs Operating Company, Inc.,
   200,000      7.13%. 06-01-2007                 202,385
           Health Care Services Corporation,
                7.75%, 06-15-2011 (Acquired
   500,000      06-20-01; Cost $497,765)*         510,459
           Household Finance Corporation
           Senior Unsubordinated,
   700,000      6.40%, 06-17-2008                 694,545
           Intermedia Communication Senior
           Discount Notes,
   500,000      11.25%, 07-15-2007                505,625
           International Lease Finance
           Corporation Notes,
   300,000      5.70%, 07-03-2006                 297,825
           ITT Corporation,
   100,000      9.75%, 02-15-2021                 104,608
           Norfolk Southern Corporation
           Senior Notes,
   475,000      8.38%, 05-15-2005                 522,811
           Northwest Airlines, Inc. Pass Thru
           Certificates,
   555,063      7.25%, 01-02-2012                 460,874
           Park Place Entertainment Senior
           Notes,
   375,000      7.50%, 09-01-2009                 365,337
           PEMEX Project Fielding Master
           Trust,
   400,000      9.13%, 10-13-2010                 424,000

           Osprey Trust:
                8.31%, 01-15-2003 (Acquired
  500,000       2-22-01; Cost $506,749)*, @       100,000
                7.80%, 01-15-2003 (Acquired
   100,000      2-26-01; Cost $101,029)*, @        20,000
           Qwest Capital Funding Notes:
   100,000      7.25%, 02-15-2011                  97,447
   350,000      7.00%, 08-03-2009                 339,954
           Sabre Holdings Notes,
   350,000      7.35%, 08-01-2011                 329,710
           Southwest Airlines Company Pass
           Thru Certificates,
   289,928      7.67%, 01-02-2014                 276,901
           Sprint Capital Corporation Notes,
                6.00%, 01-15-2007 (Acquired
   500,000      10-30-01; Cost $497,570)*         496,442
           TCI Communications, Inc.
           Debentures,
   150,000      9.25%, 01-15-2023                 158,441
           United Air Lines,
   300,000      10.02%, 03-22-2014                241,545
           United Air Lines Pass Thru
           Certificates:
   250,000      7.76%, 10-01-2005                 225,570
   400,000      6.20%, 09-01-2008                 340,383
           Vectren Utility Holdings,
   600,000      6.63%, 12-01-2011                 595,945
           Weyerhaeuser Company Notes,
                5.95%, 11-01-2008 (Acquired
   300,000      10-16-01; Cost $298,500)*         292,219
           Worldcom, Inc.,
   300,000      7.38%, 01-15-2003                 310,499
                                              -----------
                                               15,232,413
                                              -----------
Utilities-6.5%
           Baltimore Gas & Electric Senior
           Notes,
                5.25%, 12-15-2006 (Acquired
   300,000      12-04-01; Cost $298,680)*         293,803
           Conectiv, Inc.,
   445,000      6.73%, 06-01-2006                 458,986
           Dominion Fiber Ventures,
                7.05%, 3-15-2005 (Acquired
   250,000      03-07-01; Cost $250,000)*         255,200
           Edison Mission Senior Notes,
   300,000      9.88%, 04-15-2011                 308,762
           Exelon Corporation Senior Notes,
   300,000       6.75%, 05-01-2011                304,053
           Gemstone Investors, Ltd.,
                7.71%, 10-31-2004 (Acquired
   450,000      10-25-01; Cost $450,000)*         437,418
           Gulf States Utilities 1st
           Mortgage,
   400,000      6.77%, 08-01-2005                 408,131
           Korea Electric Power,
   300,000      6.75%, 08-01-2027                 315,928
           New Orleans Public Service,
   700,000      7.00%, 03-01-2003                 717,280
           Niagara Mohawk Power Senior
           Discount Notes,
   500,000      8.50%, 07-01-2010                 470,535
           Nisource Finance Corporation,
   100,000      7.63%, 11-15-2005                 104,502
           NRG Energy, Inc. Bonds,
   300,000      8.00%, 11-01-2003                 308,596
           NRG Energy, Inc. Senior Notes,
   400,000      7.50%, 06-15-2007                 389,453
           Oneok, Inc. Senior Notes,
   300,000      7.13%, 04-15-2011                 308,585
           PPL Energy Supply, LLC Senior
           Notes,
                6.40%, 11-01-2011 (Acquired
   300,000      10-16-01; Cost $297,261)*         279,373
           PSEG Power Senior Notes:
   275,000      7.75%, 04-15-2011                 288,191
   175,000      8.50%, 06-15-2011                 171,203
           Yosemite Security Trust I,
                8.25%, 11-15-2004 (Acquired
                11-07-00, 04-26-01;
   575,000      Cost $75,662, $519,616)*,@        104,938
                                              -----------
                                                5,924,937
                                              -----------
Mortgage-Backed Securities-11.2%
           Federal Home Loan Mortgage
           Corporation (FHLMC):
                Series 2379, Class MD,4.50%,
 1,500,000      12-15-2008                      1,429,545
                Series 1094, Class K, 7.00%,
   196,329      06-15-2021                        201,032
                Series 1101, Class M, 6.95%,
   135,790      07-15-2021                        139,400
                Series 1136, Class H, 6.00%,
 1,089,983      09-15-2021                      1,114,039

  236,529       Series 1280, Class B, 6.00%,      237,695
                04-15-2022
           Federal National Mortgage
           Association (FNMA):
                Series 1991-137, Class H, 7.00%,
   566,478      10-25-2021                        583,846
                Series 1998-66, Class C, 6.00%,
   387,170      12-25-2028                        385,212
           GE Capital Mortgage Services,
           Inc.:
                Series 1993-18, Class A12, 6.00%,
   500,000      02-25-2009                        487,025
                Series 1996-12, Class A4, 7.25%,
   915,915      07-25-2011                        956,361
           Residential Accredit Loans, Inc.:
                Series 1998-QS2, Class A7, 7.00%,
   600,000      02-25-2028                        622,404
                Series 1998-QS4, Class AI5, 7.00%,
 1,000,000      03-25-2028                      1,006,464
           Residential Asset Securitization
           Trust,
                Series 1997-A7, Class A7, 7.25%,
   163,700      09-25-2027                        168,379
           Residential Funding Mortgage
           Section I:
                Series 1997-S11, Class A7, 7.00%,
   800,997      08-25-2012                        830,354
                Series 1994-S5, Class A4, 6.50%,
   500,000      02-25-2024                        511,865
                Series 1996-S14, Class M1, 7.50%,
   901,852      05-25-2026                        935,996
           Washington Mutual,
                Series 1999-WM2, Class 2A,
   534,404      7.00%, 11-19-2014                 555,240
                                              -----------
                                               10,164,857
                                              -----------
International (U.S. $ Denominated)-0.5%
           National Bank Hungary,
   350,000      8.88%, 11-01-2013                 415,563
                                              -----------
                                                  415,563
                                              -----------
U.S. Government Agency-15.6%
           Federal Gold Loan Mortgage
           Corporation (FGLMC),
   577,706      6.00%, 07-01-2028                 569,563
           Federal Home Loan Mortgage
           Corporation (FHLMC):
 11,975,000      6.63%, 09-15-2009             12,748,525

           Soyland Power Cooperative U.S.
           Government Guarantee,
  812,734       8.35%, 09-15-2009                 885,043
                                              -----------
                                               14,203,131
                                              -----------
U.S. Treasury Obligations-13.4%
           U.S. Treasury Bonds:
 8,950,000      10.75%, 08-15-2005             10,941,724
   350,000      9.88%, 11-15-2015                 493,992
   525,000      9.25%, 02-15-2016                 709,899
                                              -----------
                                               12,145,615
                                              -----------
           Total Long-Term Investments         87,912,174
           (Cost $88,951,551)                 -----------

  Shares                                       Market
                                                Value
--------------------------------------------------------
SHORT-TERM INVESTMENTS-1.5%
Investment Company-0.5%
--------------------------------------------------------
  457,736  Short-Term Investments Co.          $  457,736
           Liquid Assets Portfolio            -----------

Principal                                      Market
  Amount                                       Value
--------------------------------------------------------
Variable Rate Demand Note# -1.0%
 $ 790,386 American Family Financial            $ 790,386
           Services, Inc., 1.65%
           Wisconsin Electric Power
   129,059 Company, 1.65%                         129,059
                                              -----------
                                                  919,445
                                              -----------
           Total Short-Term Investments         1,377,181
           (Cost $1,377,181)                  -----------

           Total Investments                   89,289,355
           (Cost $90,328,732)  98.3%          -----------

           Liabilities, Less Other Assets       1,581,940
           1.7%                               -----------

           TOTAL NET ASSETS  100.0%           $90,871,295
                                              ===========


*    Unregistered Security

# Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2001.

@    Security currently in default.

                     See notes to the financial statements.

BAIRD CORE BOND FUND
--------------------------------------------------------------------------------
December 31, 2001

The investment objective of the Baird Core Bond Fund is to provide an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Lehman Brothers Government/Credit Bond Index. The Lehman Brothers Government/Credit Bond Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and thirty years or more.

The Baird Core Bond Fund delivered solid investment returns throughout most of 2001 but the challenging corporate credit environment following September 11th kept the Fund from achieving its objective of outperforming its benchmark. Specifically, the Fund's holdings of airline equipment trust certificates and Enron related trust securities significantly reduced the Fund's total return for the year (see total return summary below). Going forward, a significant yield advantage versus the Lehman Brother Government/Credit Bond Index and good prospects for longer-term price recovery of holdings in currently depressed sectors enhance the Fund's potential of adding value. A December 31, 2001 summary of the Fund's portfolio characteristics including quality distribution and sector allocation appears below.


PORTFOLIO CHARASTERISTICS
[GRAPH]
QUALITY DISTRIBUTION                    SECTOR WEIGHTINGS

Aaa                     15%             Asset-Backed            7%
Aa                       5%             Industrials            25%
A                       18%             Utilities               8%
Baa                     25%             Financial              18%
Below Baa                5%             Cash                    2%
U.S. Treasury           27%             U.S. Treasury          28%
U.S. Gov't Agency        5%             U.S. Gov't Agency       2%
                                        Mortgage-Backed         9%
                                        Municipal               1%

Net Assets:                $ 69,440,353
SEC 30-Day Yield:**                         Portfolio Expense Ratio:
  Institutional Class:     6.12%              Institutional Class:       0.30%
  Investor Class:          5.83%              Investor Class:            0.55%*
Average Duration:          5.40 years       Portfolio Turnover Ratio:   47.0%
Average Maturity:          8.75 years       Total Number of Holdings:    120

*    Includes 0.25% 12b-1 fee.

** SEC yields are based on SEC guidelines and are calculated on 30 days ended December 31, 2001.


BAIRD CORE BOND FUND
--------------------------------------------------------------------------------

[GRAPH]

                   Baird Core Bond Fund - Institutional Class
                         Value of a $10,000 Investment


                         Baird Core
                         Bond Fund-                   Lehman Brothers
                       Institutional                 Government/Credit
                        Class Shares                    Bond Index
                     -------------------            -------------------
9/29/00                 10,000.00                       10,000.00
12/31/00                10,589.00                       10,437.00
3/31/01                 10,922.55                       10,770.78
6/30/01                 10,959.69                       10,803.09
9/30/01                 11,444.11                       11,317.64
12/31/01                11,312.50                       11,324.32

[GRAPH]
                     Baird Core Bond Fund - Investor Class
                         Value of a $10,000 Investment

                         Baird Core
                         Bond Fund-                 Lehmann Brothers
                         Investor                   Government/Credit
                        Class Shares                   Bond Index
                      ---------------              ---------------------
9/29/00                 10,000.00                       10,000.00
12/31/00                10,573.00                       10,437.00
3/31/01                 10,909.22                       10,770.78
6/30/01                 10,933.22                       10,803.09
9/30/01                 11,418.66                       11,317.64
12/31/01                11,282.77                       11,324.32

Growth of a hypothetical investment of $10,000 made on the Fund's inception date (9/29/00) assuming reinvestment of all distributions.


Baird Core Bond Fund
Annualized Total Returns
--------------------------------------------------------------------------------
 For the Period Ending December 31, 2001             One Year Since Inception(1)
--------------------------------------------------------------------------------
Baird Core Bond Fund - Institutional Class Shares     6.84%         10.33%
Baird Core Bond Fund - Investor Class Shares          6.70%         10.09%
Lehman Brothers Government/Credit Bond Index(2)       8.50%         10.47%
--------------------------------------------------------------------------------

(1) For the period September 29, 2000 (commencement of operations) to December 31, 2001.

(2) The Lehman Brothers Government/Credit Bond Index is an unmanaged market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and thirty years or more. A direct investment in an index is not possible.

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.



BAIRD CORE BOND FUND
--------------------------------------------------------------------------------
Schedule of Investments     December 31, 2001
--------------------------------------------------------------------------------

 Principal                                      Market
  Amount                                        Value
---------------------------------------------------------
LONG-TERM INVESTMENTS-96.1%
Asset Backed Securities-6.7%
            Advanta Mortgage Loan Trust,
                 Series 1999-2, Class A6,
            6.82%,
$   250,000    05-25-2029                     $  259,798
            Amresco Residential Securities
            Mortgage Loan:
                 Series 1997-3, Class A9,
            6.96%,
    128,338    03-25-2027                        133,838
                 Series 1998-2, Class A6,
            6.41%,
    257,238      12-25-2027                      264,692
            Contimortgage Home Equity Loan
            Trust,
                 Series 1997-5, Class A6,
            6.87%,
    200,000    03-15-2024                        208,172
            Delta Funding Home Equity Loan
            Trust,
                 Series 1997-2, Class A6,
            7.04%,
    430,991    06-25-2027                        450,034
            Equivantage Home Equity Loan
            Trust,
                 Series 1996-3, Class A3,
            7.70%,
    182,438    09-25-2027                        189,385
            Green Tree Financial Corporation,
                 Series 1997-1, Class A5,
            6.86%,
    199,154    03-15-2028                        206,486
            Green Tree Home Improvement Loan
            Trust,
                 Series 1998-D, Class HEA6,
    431,514 6.15%,   08-15-2029                  444,606
            IMC Home Equity Loan Trust:
                 Series 1997-5, Class A10,
    169,050 6.88%,   11-20-2028                  176,258
                 Series 1997-7, Class A8,
            6.65%,
    691,734    02-20-2029                        715,547
            The Money Store Home Equity
            Trust,
                 Series 1997-D, Class AF7,
    605,763 6.49%,   12-15-2038                  626,527
            Saxon Asset Securities Trust,
                 Series 1998-4, Class AF6,
    989,942 6.40%,   01-25-2030                1,013,882
                                              -----------
                                               4,689,225
                                              -----------
Financial-17.7%
            Allfirst Financial, Inc.
            Subordinated Notes,
1,000,000      7.20%, 07-01-2007               1,062,697
            American General Corporation
            Senior Notes,
  200,000      7.13%, 02-15-2004                 212,248
            Amsouth Bancorp Subordinated
            Debentures,
  700,000      6.75%, 11-01-2025                 720,080
            Bank of America Corporation
            Subordinated Notes:
  300,000      10.20%, 07-15-2015                383,623
  500,000      7.75%, 08-15-2015                 545,621
            Bank of Hawaii Subordinated
            Notes,
  600,000      6.88%, 06-01-2003                 621,875
            Bank of Oklahoma Subordinated
            Notes,
  879,000      7.13%, 8-15-2007                  895,199
            Bear Stearns Company, Inc.,
  200,000      7.80%, 08-15-2007                 215,387
            BSCH Issuances, Ltd.,
  500,000      7.63%, 09-14-2010                 527,129
            Credit Suisse First Boston USA,
            Inc. Notes,
  350,000      6.13%, 11-15-2011                 341,615
            First National Bank Omaha
            Subordinated Notes,
  350,000      7.32%, 12-01-2010                 342,285
            First Union Capital,
  250,000      7.94%, 01-15-2027                 241,142
            Ford Motor Credit Company,
  200,000      7.60%, 08-01-2005                 205,301
            Goldman Sachs Group, Inc.,
  200,000      7.63%, 08-17-2005                 216,428
            Keycorp Subordinated Notes,
  700,000      6.75%, 03-15-2006                 724,320
            Lehman Brothers, Inc. Senior
            Subordinated Debentures,
  600,000      11.63%, 05-15-2005                720,032
            Lion Connecticut Holding,
  1,025,000    7.13%, 08-15-2006               1,089,675
            Morgan Stanley Dean Witter,
    500,000    8.00%, 06-15-2010                 549,745
            Protective Life US Funding Notes,
               5.88%, 08-15-2006 (Acquired       710,754
    700,000      08-06-01; Cost $699,160)*
            Sanwa Bank Ltd NY Subordinated
            Notes,
    400,000    7.40%, 06-15-2011                 373,132
            Union Planters Corporation
            Subordinated Notes,
    400,000    7.75%, 03-01-2011                 425,984
            Washington Mutual Cap I,
    588,000    8.38%, 06-01-2027                 588,109
            Washington Mutual Financial
            Senior Notes:
    250,000    8.25%, 06-15-2005                 275,104
    200,000    7.25%, 06-15-2006                 211,680
            Wharf International Finance LTD,
    100,000    7.63%, 03-13-2007                 106,549
                                              -----------
                                              12,305,714
                                              -----------
Industrial-25.0%
            America West Airlines Pass Thru
            Certificates,
    732,001    8.54%, 01-02-2006                 721,973
            AOL Time Warner, Inc.,
    300,000    7.63%, 04-15-2031                 317,332
            AT&T Canada, Inc. Senior
            Discount Notes,
    200,000    9.95%, 06-15-2008                 100,752
            Atlas Air, Inc. Pass Thru
            Certificates,
    659,837     8.71%, 01-02-2019                650,309
            Black & Decker Corporation,
   350,000     7.13%, 06-01-2011                 360,375
            British Telecom PLC,
    400,000    8.63%, 12-15-2030                 460,795
            British Telecom PLC Senior Notes,
    205,000    11.88%, 12-01-2008                240,175
            Burlington Northern Santa Fe
            Pass Thru Certificates,
     95,454    7.42%, 03-23-2010                 101,627
            Comcast Corporation Senior Notes,
    700,000    8.88%, 04-01-2007                 754,180
            Computer Sciences Corporation,
    300,000    7.38%, 06-15-2011                 312,429
            Continental Airlines Pass Thru
            Certificates:
    300,000    7.43%, 09-15-2004                 278,994
    200,000    7.25%, 11-01-2005                 178,911
    181,379    7.42%, 04-01-2007                 178,486
            Continental Airlines, Inc. Pass
            Thru Certificates,
    217,492    6.80%, 07-02-2007                 201,710
            Continental Cablevision,
    400,000    9.50%, 08-01-2013                 453,052
            Corporation Andina De Fomento,
    450,000    7.38%, 01-18-2011                 463,266
            CSX Corporation,
    300,000    6.75%, 03-15-2011                 304,773
            Daimler Chrysler NA Holding:
    200,000    8.00%, 06-15-2010                 209,666
    200,000    8.50%, 01-18-2031                 213,502
            Delta Air Lines Pass Thru
            Certificates,
    500,000    7.78%, 11-18-2005                 479,638
            Deutsche Telekom International
            Finance,
    100,000    8.25%, 06-15-2030                 110,988
            Duty Free International Inc.,
    825,000 7.00%, 01-15-2004                    853,830
            Dynegy Holdings, Inc. Senior
            Notes,
    300,000    7.45%, 07-15-2006                 266,522
           Earthgrains Company,
  200,000     8.50%, 08-01-2005                  224,159
           Ford Motor Company:
   400,000    9.22%, 09-15-2021                  440,296
   100,000    8.88%, 11-15-2022                  101,144
           General Motors,
   500,000    7.70%, 04-15-2016                  505,924
           Georgia-Pacific:
   200,000    9.88%, 11-01-2021                  208,332
   100,000    9.50%, 05-15-2022                   99,749
           Harrahs Operating Company, Inc.,
   250,000    7.13%, 06-01-07                    252,981
           Health Care Services Corporation,
              7.75%, 06-15-2011 (Acquired
   750,000    06-20-01; Cost $746,648)*          765,688
           Northop Grumman Corporation,
   300,000    9.38%, 10-15-2024                  331,276
           Northwest Airlines, Inc. Pass
           Thru Certificates,
   594,710    7.25%, 01-02-2012                  493,794
           Pactiv Corporation,
   250,000    7.95%, 12-15-2025                  252,204
           Park Place Entertainment Senior
           Notes,
   350,000    7.50%, 09-01-2009                  340,981
           PEMEX Project Fielding Master
           Trust Company Guarantee,
   400,000    9.13%, 10-13-2010                  424,000
           Qwest Capital Funding:
   350,000    7.00%, 08-03-2009                  339,954
   250,000    7.25%, 02-15-2011                  243,618
           Sabre Holdings Notes,
   350,000    7.35%, 08-01-2011                  329,710
           Sprint Capital Corporation Notes,
              6.00%, 01-15-2007 (Acquired
   400,000    10-31-2001; Cost $398,056)*        397,153
           Sunoco, Inc.,
  325,000     9.38%, 06-01-2016                  360,549
           Southwest Airlines,
              Series 1996-A1, Class A1A,
   331,346 7.67%,   01-02-2014                   316,459
           TCI Communications:
   500,000 7.88%, 08-01-2013                     528,145
   200,000 9.25%, 01-15-2023                     211,255
           United Air Lines Pass Thru
           Certificates:
   350,000    7.76%, 10-01-2005                  315,798
   400,000    6.20%, 09-01-2008                  340,383
           Weyerhaeuser Company Notes,
              5.95%, 11-01-2008 (Acquired
   400,000    10-16-01; Cost $398,000)*          389,626
           Worldcom, Inc.:
              7.38%, 01-15-2006 (Acquired
   400,000    12-14-00; cost $398,960)*          414,601
   500,000    7.75%, 04-01-2007                  527,317
                                             -----------
                                              17,368,381
                                             -----------
Utilities-7.8%
           American Electric Power,
   400,000    6.13%, 05-15-2006                  395,968
           Dominion Fiber Ventures Secured,
              7.05%, 03-15-2005 (Acquired
   400,000    03-07-01; Cost $400,000)*          408,320
           Edison Mission Senior Notes,
   300,000    9.88%, 04-15-2011                  308,762
           Enron CLN Trust II Secured,
              7.38%, 05-15-2006 (Aquired
   700,000    5-17-01; Cost $699,335)*, @        129,500
           Exelon Corporation Senior Notes,
   400,000    6.75%, 05-01-2011                  405,404
           Exelon Generation Company, LLC
           Senior Notes,
              6.95%, 06-15-2011 (Aquired
   400,000    06-11-01; Cost $399,516)*          405,591
           Gemstone Investors, Ltd.,
   350,000     7.71%, 10-31-2004 (Acquired       340,214
               10-25-01; Cost $746,648)*
           Korea Electric Power,
   400,000      6.75%, 08-01-2027                421,237
           Nisource Finance Corporation,
   300,000    7.63%, 11-15-2005                  313,504
           Oneok, Inc.,
   200,000    7.75%, 08-15-2006                  215,974
           Oneok, Inc. Senior Notes,
   400,000    7.13%, 04-15-2011                  411,447
           PPL Energy Supply, LLC Senior
           Notes,
              6.40%, 11-01-2011 (Acquired
   400,000    10-16-01; Cost $396,348)*          372,497
           PSEG Power Senior Notes:
   350,000    7.75%, 04-15-2011                  366,788
   200,000    8.50%, 06-15-2011                  195,660
           PSI Energy, Inc.,
   570,000    7.85%, 10-15-2007                  587,164
           Utilicorp United, Inc. Senior
           Notes,
   100,000    7.00%, 07-15-2004                  103,459
                                             -----------
                                               5,381,489
                                             -----------
Mortgage-Backed Securities-9.2%
           Residential Asset Securitization
           Trust:
              Series 1997-A7, Class A7,
   122,775 7.25%,   09-25-2027                   126,284
              Series 1997-A11, Class A6,
 1,900,000 7.00%,   01-25-2028                 1,965,664
           Residential Funding Management
           Section I,
              Series 1997-S11, Class A7,
 1,601,994 7.00%,   08-25-2012                 1,660,708
           Federal Home Loan Mortgage
           Corporation (FHLMC):
              Series 1053, Class G, 7.00%,
   211,731     03-15-2021                        217,807
              Series 1122, Class G, 7.00%,
   308,311    08-15-2021                         317,961
           Federal National Mortgage
   122,892 Association (FNMA):
              Series 1989-94, Class G, 7.50%,
              12-25-2019                         128,249
              Series 1990-15, Class J, 7.00%
   154,607    02-25-2020                         159,885
              Series 1990-76, Class G, 7.00%,
   265,812    07-25-2020                         273,912
              Series 1990-105, Class G,
   691,901    6.50%,09-25-2020                   704,745
           Federal National Mortgage
           Association (FNMA):
              Series 1990-108, Class G,
   691,304    7.00%,  09-25-2020                 717,491
              Series 1991-21, Class J,
   129,937    7.00%, 03-25-2021                  134,945
                                             -----------
                                               6,407,651
                                             -----------
Municipal Bond-0.5%
           Tobacco Settlement Financing
           Corporation,
              Series 2001-A, Class A, 6.36%,
   350,000    05-15-2025                         340,781
                                             -----------
                                                 340,781
                                             -----------
U.S. Government Agency Issue-1.6%
           Federal Home Loan Mortgage
           Corporation (FHLMC):
 1,025,000    6.63%, 09-15-2009                1,091,210
                                             -----------
                                               1,091,210
                                             -----------
U.S. Treasury Obligations-27.6%
           U.S. Treasury Bonds:
 6,825,000    9.88%, 11-15-2015                9,632,846
 7,050,000    9.25%, 02-15-2016                9,532,925
                                             -----------
                                              19,165,771
                                             -----------
           Total Long-Term Securities
           (Cost $66,194,975)                 66,750,222
                                             -----------


  Shares                                      Market
                                                Value
---------------------------------------------------------
SHORT-TERM INVESTMENTS-2.3%
Investment Company - 2.1%
            Short-Term Investments Co.
1,451,232   Liquid Assets Portfolio          $1,451,232
                                              -----------

Principal                                      Market
  Amount                                        Value
---------------------------------------------------------
           Variable Rate Demand Notes#- 0.2%
           American Family Financial
$  35,725  Services, Inc., 1.65%             $    35,725
           Wisconsin Electric Power
    85,082 Company, 1.65%                         85,082
                                             ------------
                                                 120,807
                                             ------------

           Total Short-Term Investments
           (Cost $1,572,039)                   1,572,039
                                             ------------

           Total Investments
           (Cost $67,767,014)  98.4%          68,322,261
                                             ------------

           Other Assets, Less Liabilities
           1.6%                                1,118,092
                                             ------------

           TOTAL NET ASSETS 100.0%           $69,440,353
                                             ============

*    Unregistered Security

# Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2001.

@    Security currently in default.

                     See notes to the financial statements.

BAIRD AGGREGATE BOND FUND
--------------------------------------------------------------------------------
December 31, 2001


The investment objective of the Baird Aggregate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value weighted performance benchmark for government, corporate and mortgage-backed fixed-rate debt issues with maturities between one and thirty years or more.

Despite the challenging corporate credit environment following September 11th, the Baird Aggregate Bond Fund achieved its objective of outperforming its benchmark before Fund expenses. Substantial holdings of seasoned mortgage-backed securities helped the Fund deliver strong returns in 2001. Going forward, a yield advantage versus the Lehman Brothers Aggregate Bond Index and good prospects for longer-term price recovery of holdings in currently depressed sectors enhance the Fund's potential of adding value. A December 31, 2001 summary of the Fund's portfolio characteristics including quality distribution and sector allocation appears below.


PORTFOLIO CHARASTERISTICS
[GRAPH]
QUALITY DISTRIBUTION                    SECTOR WEIGHTINGS

Aaa                     19%             Asset-Backed           15%
Aa                       3%             Industrials            15%
A                       14%             Utilities               9%
Baa                     18%             Financial              11%
Below Baa                2%             Minicipal               0%
U.S. Treasury           17%             Cash                    2%
U.S. Gov't Agency       27%             U.S. Treasury          17%
                                        U.S. Gov't Agency       6%
                                        Mortgage-Backed        25%



Net Assets:              $ 83,559,274
SEC 30-Day Yield:**                         Portfolio Expense Ratio:
  Institutional Class:   5.88%                Institutional Class:      0.30%
  Investor Class:        5.59%                Investor Class:           0.55%*
Average Duration:        4.75 years         Portfolio Turnover Ratio:  79.2%
Average Maturity:        7.67 years         Total Number of Holdings:  155

*    Includes 0.25% 12b-1 fee.
** SEC yields are based on SEC guidelines and are calculated on 30 days ended December 31, 2001.


BAIRD AGGREGATE BOND FUND
--------------------------------------------------------------------------------

[GRAPH]

                 Baird Aggregate Bond Fund - Institutional Class
                         Value of a $10,000 Investment

                       Baird Aggregate
                       Bond Fund -                     Lehmann Brothers
                       Institutional                     Aggregate
                       Class Shares                     Bond Index
                       --------------                  ----------------
9/29/00                 10,000.00                       10,000.00
12/31/00                10,578.00                       10,421.00
3/31/01                 10,904.86                       10,736.96
6/30/01                 11,004.09                       10,797.41
9/30/01                 11,481.67                       11,296.36
12/31/01                11,458.71                       11,300.88

[GRAPH]
                   Baird Aggregate Bond Fund - Investor Class
                         Value of a $10,000 Investment

                      Baird Aggregate
                       Bond Fund                       Lehmann Brothers
                        Investor                         Aggregate
                       Class Shares                     Bond Index
                      --------------                  ----------------
9/29/00                 10,000.00                       10,000.00
12/31/00                10,577.00                       10,421.00
3/31/01                 10,902.77                       10,736.96
6/30/01                 10,986.72                       10,797.41
9/30/01                 11,465.74                       11,296.36
12/31/01                11,421.03                       11,300.88


Growth of a hypothetical investment of $10,000 made on the Fund's inception date (9/29/00) assuming reinvestment of all distributions.

BAIRD AGGREGATE BOND FUND
--------------------------------------------------------------------------------


Annualized Total Returns
------------------------------------------------------------------------------------
For the Period Ending December 31, 2001                 One Year  Since Inception(1)
------------------------------------------------------------------------------------
Baird Aggregate Bond Fund - Institutional Class Shares   8.33%        11.47%
Baird Aggregate Bond Fund - Investor Class Shares        7.98%        11.17%
Lehman Brothers Aggregate Bond Index(2)                  8.44%        10.28%
------------------------------------------------------------------------------------

(1) For the period September 29, 2000 (commencement of operations) to December 31, 2001.

(2) The Lehman Brothers Aggregate Bond Index is an unmanaged market-capitalization weighted index of investment grade, fixed- rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. A direct investment in an index is not possible.

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

BAIRD AGGREGATE BOND FUND
--------------------------------------------------------------------------------
Schedule of Investments     December 31, 2001
--------------------------------------------------------------------------------

Principal                                      Market
  Amount                                       Value
--------------------------------------------------------
LONG-TERM INVESTMENTS-97.6%
Asset-Backed Securities-15.1%
           Advanta Mortgage Loan Trust:
              Series 1994-1, Class A1,
           6.30%,
$167,806      07-25-2025                     $  172,341
              Series 1992-2, Class A6,
           6.82%,
   300,000    05-25-2029                        311,757
           Contimortgage Home Equity Loan
           Trust:
              Series 1999-1, Class A7,
           6.47%,
 1,000,000    12-25-2013                      1,027,208
              Series 1998-2, Class A5,
           6.28%,
   290,000    09-15-2016                        295,437
              Series 1997-2, Class A9,
           7.09%,
   121,011    04-15-2028                        125,705
              Series 1997-3, Class A9,
           7.12%,
   122,388    08-15-2028                        126,984
           Delta Funding Home Equity Loan
           Trust,
              Series 1997-3, Class A6F,
   977,736 6.86%,   10-25-2028                1,016,440
           EQCC Home Equity Loan Trust,
              Series 1996-4, Class A9,
           6.89%,
   154,368    01-15-2028                        160,839
           Equivantage Home Equity Loan
           Trust:
              Series 1996-3, Class A3,
           7.70%,
   114,024    09-25-2027                        118,366
              Series 1997-3, Class A3,
           7.05%,
   775,024    10-25-2028                        804,926
           GE Capital Mortgage Services,
           Inc.:
              Series 1997-HE3, Class A6,
   145,235 6.72%,   10-25-2027                  150,978
              Series 1999-HE1, Class A7,
 1,000,000 6.27%,   04-25-2029                1,029,648
           Green Tree Financial Corporation:
              Series 1995-4, Class A5,
           6.95%,
   171,880    06-15-2025                        177,911
              Series 1997-1, Class A5,
           6.86%,
    24,894    03-15-2028                         25,811
              Series 1997-6, Class A8,
           7.07%,
   583,794    01-15-2029                        608,227
           Green Tree Home Equity Loan
           Trust,
              Series 1999-A, Class A5,
   92,051  6.13%,   02-15-2019                   95,099
           IMC Home Equity Loan Trust,
              Series 1997-5, Class A10,
   126,788 6.88%,   11-20-2028                  132,194
           Indymac Home Equity Loan Asset
           Backed Trust,
              Series 1998-A, Class AF6,
   778,853 6.18%,   10-25-2029                  798,974
           Saxon Asset Securities Trust,
              Series 1999-2, class AF6,
 1,000,000 6.42%,   03-25-2014                1,023,340
           Residential Asset Securities
           Corporation:
              Series 1998-KS1, Class AI9,
   537,433 6.45%,   03-25-2028                  554,769
              Series 1998-KS2, Class AI9,
    99,990 6.42%,   07-25-2029                  103,370
              Series 1999-KS1, Class AI8,
   110,000 6.32%,   04-25-2030                  112,885
              Series 1999-KS2, Class AI9,
 1,030,000 7.15%,   07-25-2030                1,078,107
           Residential Funding Mortgage
           Securities II
              Series 1997-HS5, Class M1,
   605,737 7.01%,   05-25-2027                  604,489
           Salomon Brothers Mortgage
           Securities VII,
              Series 1997-LB6, Class A6,
 1,402,482 6.82%,   12-25-2027                1,459,444
           The Money Store Home Equity
           Trust,
              Series 1997-D, Class AF7,
   519,226 6.49%,   12-15-2038                  537,023
                                             -----------
                                             12,652,272
                                             -----------
Financial-11.1%
           Allfirst Financial, Inc.
           Subordinated Notes,
   175,000    7.20%, 07-01-2007                 185,972
           Amsouth Bancorporation
           Subordinated Debentures,
   200,000    6.75%, 11-01-2025                 205,737
           AON Corporation,
  500,000     8.65%, 05-15-2005                 550,694
           Bank of Oklahoma Subordinated
           Notes,
   400,000    7.13%, 08-15-2007                 407,372
           Bank One Corporation
           Subordinated Notes,
   250,000    5.90%, 11-15-2011                 241,256
           Bear Stearns Company, Inc.,
   100,000    7.80%, 08-15-2007                 107,693
           BSCH Issuances, Ltd.:
   350,000    7.63%, 09-14-2010                 368,991
   150,000    10.20%, 07-15-2015                191,811
           Credit Suisse First Boston USA,
           Inc. Notes,
   650,000    6.13%, 11-15-2011                 634,429
           First National Bank Omaha
           Subordinated Notes,
   175,000    7.32%, 12-01-2010                 171,142
           Ford Capital BV,
 1,150,000    9.50%, 06-01-2010               1,269,456
           Homeside Lending, Inc. Senior
           Notes,
   715,000    6.20%, 05-15-2003                 732,900
           Household Finance Corporation,
   150,000    6.88%, 03-01-2007                 154,557
           Keycorp Subordinated Notes,
   600,000    6.75%, 03-15-2006                 620,846
           Lehman Brothers, Inc. Senior
           Subordinated Debentures,
   150,000    11.63%, 05-15-2005                180,008
           Lehman Brothers Holdings,
   600,000    8.50%, 05-01-2007                 665,901
           Lincoln National Corporation,
   500,000    9.13%, 10-01-2024                 548,733
           Lion Connecticut Holding,
   500,000    7.13%, 08-15-2006                 531,549
           Morgan Stanley Dean Witter,
   300,000    6.75%, 04-15-2011                 306,921
           Sanwa Bank Ltd. NY Subordinated
           Notes,
  275,000     7.40%, 06-15-2011                 256,528
           US Bank NA Minnesota
           Subordinated Notes,
   100,000    8.35%, 11-01-2004                 110,085
           Union Planters Corporation
           Subordinated Notes,
   350,000    7.75%, 03-01-2011                 372,736
           Washington Mutual Capital I,
   150,000    8.38%, 06-01-2027                 150,028
           Washington Mutual Financial
           Senior Notes,
   300,000    8.25%, 06-15-2005                 330,125
                                             -----------
                                              9,295,470
                                             -----------
Industrial-14.7%
           AOL Time Warner, Inc.,
   275,000    7.63%, 04-15-2031                 290,887
           AT&T Canada Inc. Senior Discount
           Notes,
   650,000    9.95%, 06-15-2008                 327,445
           British Telecom PLC,
   350,000    8.88%, 12-15-2030                 403,195
           British Telecom PLC Senior Notes,
   800,000    11.88%, 12-01-2008                937,266
           Comcast Corporation Senior Notes,
   775,000    8.88%, 04-01-2007                 834,985
           Continental Airlines, Inc. Pass
           Thru Certificates:
   150,000    7.25%, 11-01-2005                 134,183
   250,952    6.80%, 07-02-2007                 232,743
   165,488    6.54%, 09-15-2008                 151,416
   453,876    6.90%, 01-02-2018                 398,914
           Continental Cablevision:
   425,000    9.50%, 08-01-2013                 481,368
           Corp Andina De Fomento:
   150,000     8.88%, 06-01-2005                  169,602
    50,000    7.38%, 01-18-2011                    51,474
           DaimlerChrysler NA Holding:
    60,000    6.40%, 05-15-2006                    60,006
   175,000    8.00%, 06-15-2010                   183,458
   300,000    7.75%, 01-18-2011                   311,275
           Delta Air Lines Pass Thru
           Certificates,
   250,000    7.78%, 11-18-2005                   239,819
           Deutsche Telekom International
           Finance,
   250,000    8.25%, 06-15-2030                   277,469
           Duty Free International Inc.,
   200,000 7.00%, 01-15-2004                      206,989
           Dynegy Holdings, Inc. Senior Notes,
   325,000    7.45%, 07-15-2006                   288,732
           Earthgrains Company,
   175,000    8.50%, 08-01-2005                   196,139
           Ford Motor Company,
   403,000    9.22%, 09-15-2021                   443,598
           Georgia-Pacific:
   150,000    9.88%, 11-01-2021                   156,249
   100,000    9.63%, 03-15-2022                   101,920
           Harrahs Operating Company, Inc.,
   150,000    7.13%, 06-01-07                     151,788
           Health Care Services Corporation,
              7.75%,06-15-2011 (Acquired
   500,000      6-20-01; Cost $497,765)*          510,459
           Hertz Corporation Senior Notes,
   150,000    8.25%, 06-01-2005                   156,502
           Intermedia Communication Senior
           Discount Notes,
   500,000    11.25%, 07-15-2007                  505,625
           Norfolk Southern Corporation
           Senior Notes,
   175,000    8.38%, 05-15-2005                   192,615
           Northwest Airlines, Inc. Pass Thru
           Certificates:
   495,592    7.25%, 01-02-2012                    92,500
    37,244    8.13%, 02-01-2014                    32,522
           Pactiv Corporation,
   300,000    7.95%, 12-15-2025                   302,645
           Park Place Entertainment Senior
           Notes,
   275,000    7.50%, 09-01-2009                   267,914
           PEMEX Project Fielding Master
           Trust,
   200,000    9.13%, 10-13-2010                   212,000
           Qwest Capital Funding Notes:
   300,000    7.00%, 08-03-2009                   291,389
   200,000    7.25%, 02-15-2011                   194,894
           Sabre Holdings Notes,
   300,000    7.35%, 08-01-2011                   282,608
           Sprint Capital Corporation Notes,
              6.00%, 01-15-2007 (Acquired
   375,000    10-31-01; Cost $373,178)*           372,331
           TRW, Inc.,
   100,000    8.75%, 05-15-2006                   107,294
           US Airways Pass Thru Certificates,
   389,968    6.85%, 01-30-2018                   333,812
           Vectren Utility Holdings,
   500,000    6.63%, 12-01-2011                   496,621
           Visteon Corporation,
   250,000    8.25%, 08-01-2010                   258,775
           Weyerhaeuser Company Notes,
              5.95%, 11-01-2008 (Acquired
   300,000    10-16-01; Cost $298,500)*           292,219
                                               -----------
                                               12,040,640
                                               -----------
Utilities-9.0%
           Colorado Int. Gas,
   500,000    10.00%, 06-15-2005                  577,064
           Dominion Fiber Ventures Secured,
              7.05%, 03-15-2005 (Acquired
   400,000      03-07-01; Cost $400,000)*         408,320
           Edison Mission Senior Notes,
   250,000    9.88%, 04-15-2011                   257,302
           Enron CLN Trust II Secured,
                7.38%, 05-15-2006 (Acquired
              05-17-01, 07-06-01;
   500,000    Cost $249,763, $251,611)*, @        92,500
           Exelon Corporation Senior Notes,
   300,000    6.75%, 05-01-2011                  304,053
           Gemstone Investors, Ltd.,
              7.71%, 10-31-2004 (Acquired
   300,000      10-25-01; Cost $300,000)*        291,612
           Korea Electric Power:
    10,000    7.75%, 04-01-2013                   10,510
   300,000    6.75%, 08-01-2027                  315,928
           Midamerican Energy Holdings,
   750,000    7.63%, 10-15-2007                  780,190
           Niagara Mohawk Power Senior
           Discount Notes,
   500,000    8.50%, 07-01-2010                  470,535
           Nisource Finance Corporation,
   300,000    7.63%, 11-15-2005                  313,505
           NRG Energy Inc. Senior Notes,
   130,000    8.25%, 09-15-2010                  126,504
           Oneok, Inc. Notes,
 1,000,000    7.75%, 03-01-2005                1,061,458
           Pohang Iron & Steel Company,
   500,000    7.38%, 05-15-2005                  525,750
           PPL Energy Supply, LLC Senior
           Notes,
              6.40%, 11-01-2011 (Acquired
   300,000      10-16-01; Cost $297,261)*        279,373
           PSEG Power Senior Notes:
   250,000    7.75%, 04-15-2011                  261,992
   175,000    8.50%, 06-15-2011                  171,203
           PSI Energy, Inc.,
   600,000    7.85%, 10-15-2007                  618,067
           System Energy Resources,
   445,830    7.43%, 01-15-2011                  465,901
           Utilicorp United, Inc. Senior
           Notes,
   200,000    7.00%, 07-15-2004                  206,917
                                              -----------
                                               7,750,684
Mortgage-Backed Securities-24.7%
           BA Mortgage Securities, Inc.,
              Series 1998-2, Class 2A1,
   566,908 6.50%,   06-25-2013                   580,032
           Federal Conventional Loan
           Mortgage Corporation (FCLMC):
   851,339    6.50%, 11-01-2027                  856,352
   705,921    6.50%, 12-01-2028                  709,463
   728,605    6.50%, 05-01-2031                  729,789
           Federal Gold Loan Mortgage
           Corporation (FGLMC):
   770,275    6.00%, 07-01-2028                  759,417
   750,779    6.50%, 04-01-2029                  754,712
   980,815    6.50%, 06-01-2029                  985,953
           Federal Home Loan Mortgage
           Corporation (FHLMC):
              Series 2379, Class MD,  4.50%
 1,500,000      12-15-2008                     1,429,545
              Series 1074, Class I, 6.75%,
   404,695    05-15-2021                         418,493
              Series 1081, Class K, 7.00%,
   302,700    05-15-2021                         309,161
              Series 1101, Class M, 6.95%,
   285,508    07-15-2021                         293,098
              Series 188, Class H, 7.00%,
   420,054    09-15-2021                         432,093
              Series 1286, Class A, 6.00%,
   288,935    05-15-2022                         290,365
           Federal National Mortgage
           Association (FNMA):
              Series 1989-37, Class G,
           8.00%,
   73,198     07-25-2019                         78,576
              Series 1989-94, Class G,
           7.50%,
   245,784    12-25-2019                        256,498
              Series 1990-58, Class J,
           7.00%,
    75,115    05-25-2020                         77,405
              Series 1990-105, Class J,
           6.50%,
   300,827    09-25-2020                        306,411
              Series 1990-108, Class G,
   317,987    7.00%, 09-25-2020                 330,033
              Series 1991-1, Class G,
           7.00%,
   343,502    01-25-2021                        359,128
              Series 1991-86, Class Z,
           6.50%,
   702,224    07-25-2021                        722,331
              Series G92-30, Class Z,
           7.00%,
   272,220    06-25-2022                        284,460
              Series 1993-21, Class J,
           7.00%,
   400,000    09-25-2022                        416,945
              Series 1998-66, Class C,
           6.00%,
 1,606,757    12-25-2028                      1,598,631
           Government National Mortgage
           Association (GNMA):
   926,450    6.50%, 08-15-2027                 933,315
   742,258    6.50%, 11-15-2027                 747,758
   955,128    6.50%, 06-15-2029                 960,120
 1,055,641    7.00%, 11-15-2029               1,080,007
           Prudential Home Mortgage
           Securities,
              Series 1993-32, Class A7,
           6.45%,
   500,000      08-25-2023                      507,465
           Residential Accredit Loans, Inc.:
              Series 1997-QSB, Class A10,
   881,086 7.50%, 08-25-2027                    907,396
              Series 1997-QS9, Class A8,
   500,000 7.25%,   09-25-2027                  514,510
              Series 1998-QS4, Class AI5,
 1,000,000 7.00%,   03-25-2028                1,006,464
           Residential Asset Securitization
           Trust:
              Series 1997-A7, Class A7,
   122,775 7.25%,   09-25-2027                  126,284
              Series 1998-A-8, Class A8,
           6.75%,
   400,000    08-25-2028                        410,508
           Residential Funding Mortgage
           Section I:
              Series 1996-S14, Class M1,
$ 450,971  7.50%,   05-25-2026                  468,045
                                             -----------
                                             20,640,763
                                             -----------
Municipal Bond-0.3%
           Tobacco Settlement Financing
           Corporation,
              Series 2001-A, Class A,
           6.36%,
   275,000    05-15-2025                        267,757
                                             -----------
                                                267,757
                                             -----------
International (U.S. $ Denominated)-0.2%
           National Bank Hungary,
   110,000    8.88%, 11-01-2013                 130,605
                                             -----------
                                                130,605
                                             -----------
U.S. Government Agency-5.9%
           Federal Home Loan Mortgage
           Corporation (FHLMC),
 3,810,000    6.63%, 09-15-2009               4,056,107
           Soyland Power Cooperative,
   816,818    8.35%, 09-15-2009                 889,490
                                             -----------
                                              4,945,597
                                             -----------
U.S. Treasury Obligations-16.6%
           U.S. Treasury Bonds:
 3,100,000    9.88%, 11-15-2015               4,375,359
 7,025,000    9.25%, 02-15-2016               9,499,121
                                             -----------
                                             13,874,480
                                             -----------
           Total Long-Term Investments
           (Cost $81,122,423)                81,598,268
                                             -----------

                                                Market
  Shares                                        Value
---------------------------------------------------------
SHORT-TERM INVESTMENTS-1.8%
Investment Company-1.7%
            Short-Term Investments Co.
  1,417,236 Liquid Assets Portfolio          $1,417,236
                                              -----------


Principal                                      Market
  Amount                                        Value
---------------------------------------------------------
Variable Rate Demand Notes -#-0.1%
           American Family Financial
$  13,127  Services, Inc., 1.65%             $    13,127
           Wisconsin Electric Power
    35,559 Company, 1.65%                         35,559
                                             ------------
                                                  48,686
                                             ------------

           Total Short-Term Investments
           (Cost $1,465,922)                   1,465,922
                                             ------------

           Total Investments
           (Cost $82,588,345)  99.4%          83,064,190
                                             ------------

           Other Assets, Less Liabilities
           0.6%                                  495,084
                                             ------------

           TOTAL NET ASSETS  100.0%          $83,559,274
                                             ============

*    Unregistered security.

# Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2001.

@    Security currently in default.


                       See notes to the financial statements.

BAIRD INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
December 31, 2001

The primary investment objective of the Baird Intermediate Municipal Bond Fund is to provide current income that is substantially exempt from federal income tax. A secondary objective is to provide total return with relatively low volatility of principal. The Fund strives to achieve an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers 10-Year General Obligation Bond Index. The Lehman Brothers 10-Year General Obligation Bond Index is a widely recognized unmanaged index of bond prices compiled by Lehman Brothers. This index is comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last five years; and have a maturity of eight to twelve years.

The Baird Intermediate Municipal Bond Fund got off to a very strong start during its first nine months of operation. The Fund's high quality holdings and careful security selection in the initial construction of the portfolio helped the Fund to significantly outperform its benchmark (see total return summary below). A December 31, 2001 summary of the Fund's portfolio characteristics including quality distribution and sector allocation appears below.

PORTFOLIO CHARACTERISTICS
[GRAPH]

QUALITY DISTRIBUTION                    SECTOR WEIGHTINGS

All Investements are rated
Aaa as of December 31, 2001.            Cash                    2%
                                        Pre-refunded ETM       98%

Net Assets:                   $ 15,072,781
SEC 30-Day Yield:**                       Portfolio Expense Ratio:
  Institutional Class:   4.41%              Institutional Class:       0.30%
  Investor Class:        4.15%              Investor Class:            0.55%*
Average Duration:        5.89 years       Portfolio Turnover Ratio:   14.8%
Average Maturity:        7.60 years       Total Number of Holdings:   25

*    Includes 0.25% 12b-1 fee.

** SEC yields are based on SEC guidelines and are calculated on 30 days ended December 31, 2001.

[GRAPH]

          Baird Intermediate Minicipal Bond Fund - Institutional Class
                         Value of a $10,000 Investment

                       Baird Intermediate               Lehmann Brothers
                       Municipal Bond Fund-             10-year General
                    Institutional Class Shares        Obligation Bond Index
                    --------------------------        ---------------------
3/31/01                 10,000.00                       10,000.00
6/30/01                 10,220.00                       10,027.00
9/30/01                 10,606.32                       10,111.23
12/31/01                10,501.31                       10,204.25

[GRAPH]
                     Baird Core Bond Fund - Investor Class
                         Value of a $10,000 Investment

                    Baird Intermediate               Lehmann Brothers
                    Municipal Bond Fund-             10-year General
                 Investor Class Shares              Obligation Bond Index
                 --------------------------        ---------------------
3/31/01                 10,000.00                       10,000.00
6/30/01                 10,217.00                       10,027.00
9/30/01                 10,595.03                       10,111.23
12/31/01                10,474.25                       10,204.25



Growth of a hypothetical investment of $10,000 made on the Fund's inception date (3/30/01) assuming reinvestment of all distributions.


BAIRD INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Total Returns
------------------------------------------------------------------------------------------
 For the Period Ending December 31, 2001                              Since Inception(1)
------------------------------------------------------------------------------------------
Baird Intermediate Municipal Bond Fund - Institutional Class Shares          5.02%
Baird Intermediate Municipal Bond Fund - Investor Class Shares               4.74%
Lehman Brothers 10-Year General Obligation Bond Index(2)                     2.03%
------------------------------------------------------------------------------------------

(1) For the period March 30, 2001 (commencement of operations) to December 31, 2001.

(2) The Lehman Brothers 10-Year General Obligation Bond Index is an unmanaged index of bond prices compiled by Lehman Brothers and comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of $5 million; have been issued within the last five years; and have a maturity of eight to twelve years. A direct investment in an index is not possible.

The Fund's investment results represent total returns for the period March 30, 2001 through December 31, 2001. The returns reflect investment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


BAIRD INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
Schedule of Investments     December 31, 2001
--------------------------------------------------------------------------------

Principal                                      Market
  Amount                                       Value
--------------------------------------------------------
MUNICIPAL BONDS-96.1%
           Alabama-1.1%
           Mobile Alabama, ETM
$ 150,000     6.20%, 02-15-2007              $  162,642
                                             -----------
           Arkansas-1.4%
           Pulaski County, Arkansas
           Residential Housing Facilities,
           ETM
   180,000    7.25%, 06-01-2010                 204,347
                                             -----------
           California-4.8%
           Santa Rosa California Hospital
           Revenue, ETM
   555,000    10.30%, 03-01-2011                721,766
                                             -----------
           Colorado-0.9%
           Colorado Springs Colorado
           Utilities Revenue, ETM
   120,000    5.80%, 11-15-2010                 130,349
                                             -----------
           Florida-5.4%
           Jacksonville Florida Health
           Facility Authority Hospital
           Revenue, ETM
   300,000    11.50%, 10-01-2012                472,503
           Tampa Florida Water & Sewer
           Revenue, ETM
   300,000     6.60%, 04-01-2008                341,619
                                             -----------
                                                814,122
                                             -----------
           Indiana-0.4%
           Indiana State Toll Road
           Communication Toll Road Revenue,
           ETM
    50,000    9.00%, 01-01-2015                  67,511
                                             -----------
           Iowa-2.1%
           Muscatine Iowa Electric Revenue,
           ETM
   280,000    6.70%, 01-01-2013                 316,991
                                             -----------
           Louisiana-8.4%
           Denhan Springs-Livingston
           Housing and Mortgage Finance
           Authority, ETM
  470,000     7.20%, 08-01-2010                 558,332
           Jefferson Parish LA Home
           Mortgage Authority, ETM
   600,000    7.10%, 08-01-2010                 712,014
                                             -----------
                                              1,270,346
                                             -----------
           Minnesota-3.2%
           Western Minnesota Municipal
           Power Agency, ETM
   430,000    6.38%, 01-01-2016                 478,242
                                             -----------
           Mississippi-4.5%
           Mississippi Housing Financial
           Corporation, ETM
   400,000    0.00%, 06-01-2015                 198,616
           Mississippi State, ETM
   435,000    6.20%, 02-01-2008                 478,261
                                             -----------
                                                676,877
                                             -----------
           New Jersey-3.4%
           New Jersey State Turnpike
           Authority, ETM
   475,000    6.75%, 01-01-2009                 514,724
                                             -----------
           Ohio-1.4%
           Miamisburg Ohio Water Revenue,
           ETM
   190,000    7.00%, 11-15-2016                 218,789
                                             -----------
           Oklahoma-18.3%
           Tulsa County Oklahoma Home
           Financing Authority Single
           Family Mortgage Revenue, ETM
 2,325,000    6.90%, 08-01-2011               2,759,077
                                             -----------
            Pennsylvania-16.5%
            Allegheny County PA Hospital
            Development, ETM

  1,185,000    7.38%, 07-01-2012               1,391,356
            Pittsburgh Pennsylvania Water &
            Sewer Authority, ETM
    920,000    7.25%, 09-01-2014               1,098,241
                                              -----------
                                               2,489,597
                                              -----------
            South Carolina-2.2%
            Greenville South Carolina
            Waterworks Revenue, ETM
    285,000    7.00%, 02-01-2010                 335,314
                                              -----------
            South Dakota-1.4%
            Heartland Consumers Power
            District, ETM
    185,000    6.38%, 01-01-2016                 206,675
                                              -----------
            Tennessee-6.0%
            Government Nashville & Davidson
            County Tennessee H&E, ETM
    825,000    6.10%, 07-01-2010                 896,882
                                              -----------
            Texas-12.2%
            Houston Texas Sewer System
            Revenue, ETM
    665,000    9.38%, 10-01-2013                 911,130
            Sam Rayburn Texas Municipal
            Power Agency, ETM
    840,000    6.00%, 09-01-2010                 932,240
                                              -----------
                                               1,843,370
                                              -----------
            Utah-2.5%
            Salt Lake City Utah Hospital
            Revenue, ETM
    300,000    8.13%, 05-15-2015                 381,744
                                              -----------

            Total Long-Term Securities
            (Cost $14,492,060)                14,489,365
                                              -----------


                                              Market
  Shares                                       Value
--------------------------------------------------------
SHORT-TERM INVESTMENTS-1.7%
Investment Company-1.7%
  254,278  Tax Free Investments Co-Aim Fund $    254,278
                                            -------------

           Total Short-Term Investment
           (Cost $254,278)                      254,278
                                            -------------

           Total Investments
           (Cost $14,746,338)  97.8%         14,743,643
                                            -------------

           Other Assets, Less Liabilities
           2.2%                                 329,138
                                            -------------

           TOTAL NET ASSETS  100.0%        $ 15,072,781
                                            ============


ETM = Escrowed to Maturity

                       See notes to the financial statements.

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
Statements of Assets and Liabilities     December 31, 2001
--------------------------------------------------------------------------------

                                                                                                  Baird
                                             Baird                                            Intermediate
                                         Intermediate        Baird Core     Baird Aggregate  Municipal Bond
                                           Bond Fund         Bond Fund        Bond Fund           Fund
                                       -----------------------------------------------------------------------
ASSETS:
   Investments, at value               $      89,289,355 $     68,322,261 $      83,064,190 $      14,743,643
   (cost $90,328,732, $67,767,014,
$82,588,345, and  $14,746,338,
respectively)
   Interest receivable                         1,429,688        1,130,167         1,062,514           333,126
   Receivable for Fund shares sold               203,443            5,661               107                 -
                                       -----------------------------------------------------------------------
   Total assets                               90,922,486       69,458,089        84,126,811        15,076,769
                                       -----------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                    -                -           516,142                 -
   Payable for Fund shares issued                 27,872                -            30,190                 -
   Payable to Advisor and Distributor             23,319           17,736            21,205             3,988
                                       -----------------------------------------------------------------------
   Total liabilities                              51,191           17,736           567,537             3,988
                                       -----------------------------------------------------------------------
NET ASSETS                             $      90,871,295 $     69,440,353 $      83,559,274 $      15,072,781
                                       =======================================================================
NET ASSETS CONSIST OF:
   Capital stock                       $      91,750,981 $     68,702,367 $      82,728,674 $      15,025,283
   Accumulated undistributed net
investment income                                      -                -                 -            50,193
   Accumulated net realized gain on
investments sold                                 159,691          182,739           354,755                 -
   Net unrealized appreciation
(depreciation) on investments                (1,039,377)          555,247           475,845           (2,695)
NET ASSETS                                    90,871,295       69,440,353        83,559,274        15,072,781
                                       =======================================================================
INSTITUTIONAL CLASS SHARES
   Net Assets                          $      89,682,104 $     69,182,002 $      83,392,652 $      14,448,572
   Shares outstanding  ($0.01
par value unlimited
     shares authorized)                        8,463,222        6,637,333         7,935,089         1,409,732
   Net asset value, offering and
redemption price per
     share                            $           10.60 $          10.42 $           10.51 $           10.25
                                       =======================================================================
INVESTOR CLASS SHARES
   Net Assets                         $       1,189,191 $        258,351 $         166,622 $         624,209
   Shares outstanding ($0.01
par value unlimited
    shares authorized)
   Net asset value, offering and
redemption price per
    share                                       111,061           24,637            15,762            60,756
                                           $      10.71 $          10.49 $           10.57 $           10.27
                                       =======================================================================

                       See notes to the financial statements.

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
Statement of Operations   Year ended December 31, 2001
--------------------------------------------------------------------------------

                                                                                                       Baird
                                                  Baird                                            Intermediate
                                              Intermediate        Baird Core     Baird Aggregate  Municipal Bond
                                                Bond Fund         Bond Fund        Bond Fund           Fund
                                           -----------------------------------------------------------------------
INVESTMENT INCOME:
   Interest income                         $       3,426,890 $      4,218,369 $       3,321,372 $         365,827
                                           -----------------------------------------------------------------------
   Total investment income                         3,426,890        4,218,369         3,321,372           365,827
                                           -----------------------------------------------------------------------
EXPENSES:
   Investment advisory fee                           142,558          160,964           125,307            19,869
   Administration fee                                 28,512           32,192            25,062             3,974
   Distribution expense - Investor Class
Shares                                                 1,985              316               201               674
                                           -----------------------------------------------------------------------
   Total expenses                                    173,055          193,472           150,570            24,517
                                           -----------------------------------------------------------------------
NET INVESTMENT INCOME                              3,253,835        4,024,897         3,170,802           341,310
                                           -----------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
   Net realized gain on investments                  431,039          583,853           930,531             5,350
   Change in unrealized appreciation
(depreciation)    on investments                 (1,267,816)        (536,429)         (390,115)           (2,695)
                                           -----------------------------------------------------------------------
   Net realized and unrealized gain                (836,777)           47,424           540,416             2,655
   (loss) on investments
                                           -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM  $       2,417,058 $      4,072,321 $       3,711,218 $         343,965
OPERATIONS                                 =======================================================================

(1) From the period March 30, 2001, commencement of operations, through December 31, 2001.

                       See notes to the financial statements.

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                            Baird Intermediate Bond Fund
                                                         ------------------------------------
                                                                             September 29,
                                                                           2000 (1) through
                                                           Year ended        December 31,
                                                         December 31, 2001       2000
                                                         ------------------------------------
OPERATIONS:
   Net investment income                                 $       3,253,835 $         106,821
   Net realized gain (loss) on investments                         431,039             (550)
   Change in unrealized appreciation (depreciation) on
   investments                                                  (1,267,816)           228,439
                                                         ------------------------------------
   Net increase in net assets resulting from operations          2,417,058           334,710
                                                         ------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                    89,485,809        10,056,925
   Shares issued to holders in reinvestment of dividends         3,388,990            83,629
   Cost of shares redeemed                                    (10,999,493)         (289,879)
                                                         ------------------------------------
   Net increase in net assets resulting from capital
   share transactions                                          81,875,306         9,850,675
                                                         ------------------------------------
DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                  (3,260,698)          (85,188)
   From net realized gains                                       (242,162)           (2,241)
                                                         ------------------------------------
                                                               (3,502,860)          (87,429)
                                                         ------------------------------------
DISTRIBUTIONS TO INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                     (35,347)           (2,553)
   From net realized gains                                         (3,186)              (79)
                                                         ------------------------------------
                                                                  (38,533)           (2,632)
                                                         ------------------------------------
TOTAL INCREASE IN NET ASSETS                                    80,750,971        10,095,324
NET ASSETS:
   Beginning of period                                          10,120,324            25,000
                                                         ------------------------------------
   End of period (including undistributed net investment
   income of $0 and $19,080, respectively)               $      90,871,295 $      10,120,324
                                                         ====================================



(1)  Commencement of operations.

                       See notes to the financial statements.

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                Baird Core Bond Fund
                                                         ------------------------------------
                                                                             September 29,
                                                                               2000 (1)
                                                           Year ended       through December
                                                         December 31, 2001     31, 2000
                                                         ------------------------------------
OPERATIONS:
   Net investment income                                 $       4,024,897 $         517,952
   Net realized gain on investments                                583,853            53,748
   Change in unrealized appreciation (depreciation) on
   investments                                                    (536,429)         1,091,676
                                                         ------------------------------------
   Net increase in net assets resulting from operations          4,072,321         1,663,376
                                                         ------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                    43,912,285        38,789,091
   Shares issued to holders in reinvestment of dividends         3,372,415           338,527
   Cost of shares redeemed                                    (17,513,800)         (221,151)
                                                         ------------------------------------
   Net increase in net assets resulting from capital
   share transactions                                          29,770,900        38,906,467
                                                         ------------------------------------
DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                  (4,037,520)         (494,052)
   From net realized gains                                       (452,834)           (4,362)
                                                         ------------------------------------
                                                               (4,490,354)         (498,414)
                                                         ------------------------------------
DISTRIBUTIONS TO INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                      (7,113)             (152)
   From net realized gains                                         (1,677)               (1)
                                                         ------------------------------------
                                                                   (8,790)             (153)
                                                         ------------------------------------
TOTAL INCREASE IN NET ASSETS                                    29,344,077        40,071,276
NET ASSETS:
   Beginning of period                                          40,096,276            25,000
                                                         ------------------------------------
   End of period (including undistributed net investment
   income of $0 and $23,748, respectively)              $      69,440,353 $      40,096,276
                                                         ====================================

(1) Commencement of operations.

                       See notes to the financial statements.

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                              Baird Aggregate Bond Fund
                                                         ------------------------------------
                                                                              September 29,
                                                                            2000 (1) through
                                                           Year ended          December 31,
                                                         December 31, 2001       2000
                                                         ------------------------------------
OPERATIONS:
   Net investment income                                 $       3,170,802 $         529,906
   Net realized gain on investments                                930,531           116,278
   Change in unrealized appreciation (depreciation) on
   investments                                                    (390,115)           865,960
                                                         ------------------------------------
   Net increase in net assets resulting from operations          3,711,218         1,512,144
                                                         ------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                    52,116,472        34,878,894
   Shares issued to holders in reinvestment of dividends         2,876,948           520,301
   Cost of shares redeemed                                     (7,263,671)         (425,270)
                                                         ------------------------------------
   Net increase in net assets resulting from capital
   share transactions                                          47,729,749        34,973,925
                                                         ------------------------------------
DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                  (3,170,434)         (518,985)
   From net realized gains                                       (694,279)           (3,488)
                                                         ------------------------------------
                                                               (3,864,713)         (522,473)
                                                         ------------------------------------
DISTRIBUTIONS TO INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                      (3,983)             (181)
   From net realized gains                                         (1,410)               (2)
                                                         ------------------------------------
                                                                   (5,393)             (183)
                                                         ------------------------------------
TOTAL INCREASE IN NET ASSETS                                    47,570,861        35,963,413
NET ASSETS:
   Beginning of period                                          35,988,413            25,000
                                                         ------------------------------------
   End of period (including undistributed net investment
   income of $0 and $10,740, respectively)               $      83,559,274 $      35,988,413
                                                         ====================================

(1) Commencement of operations.

                       See notes to the financial statements.

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                Baird
                                                            Intermediate
                                                           Municipal Bond
                                                                Fund
                                                          ------------------
                                                              March 30,
                                                           2001(1) through
                                                            December 31,
                                                                2001
                                                          ------------------
OPERATIONS:
   Net investment income                                  $         341,310
   Net realized gain on investments                                   5,350
   Change in unrealized appreciation (depreciation) on
   investments                                                       (2,695)
                                                          ------------------
   Net increase in net assets resulting from operations             343,965
                                                          ------------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                     14,839,680
   Shares issued to holders in reinvestment of dividends            210,704
   Cost of shares redeemed                                         (25,101)
                                                          ------------------
   Net increase in net assets resulting from capital
   share transactions                                           15,025,283
                                                          ------------------
DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                     (280,214)
   From net realized gains                                          (7,594)
                                                          ------------------
                                                                  (287,808)
                                                          ------------------
DISTRIBUTIONS TO INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                       (8,332)
   From net realized gains                                            (327)
                                                          ------------------
                                                                    (8,659)
                                                          ------------------
TOTAL INCREASE IN NET ASSETS                                     15,072,781
NET ASSETS:
   Beginning of period                                                    -
   End of period (including undistributed net investment
   income of $50,193)                                     $      15,072,781
                                                          ==================

(1) Commencement of operations.

                       See notes to the financial statements.

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                            Baird Intermediate Bond Fund
                                   ------------------------------------------------------------------------
                                                       Institutional
                                      Institutional    Class Shares      Investor Class   Investor Class
                                         Class         September 29,      Shares Year    Shares September
                                      Shares Year     2000(1) through        ended          29, 2000(1)
                                         ended          December 31,      December 31,   through December
                                   December 31, 2001        2000              2001           31, 2000
                                   ------------------------------------------------------------------------
Per Share Data:
   Net asset value, beginning of
period                                    $10.55            $10.00            $10.56            $10.00
                                    --------------   ---------------   ---------------   ---------------
Income from investment operations:
   Net investment income                    0.62 (6)          0.13              0.59 (6)          0.13
   Net realized and unrealized
      gains on  investments                 0.08 (7)          0.53              0.08 (7)          0.53
                                    --------------   ---------------   ---------------   ---------------
   Total from investment                    0.70              0.66              0.67              0.66
operations
                                    --------------   ---------------   ---------------   ---------------
Less distributions:
   Dividends from net investment
income                                    (0.62)            (0.11)            (0.49)            (0.10)
   Distributions from net                                          (5)
realized gains                            (0.03)            (0.00)            (0.03)            (0.00)(5)
                                   --------------   ---------------   ---------------   ---------------
   Total distributions                    (0.65)            (0.11)            (0.52)            (0.10)
                                   --------------   ---------------   ---------------   ---------------
Net asset value, end of period            $10.60            $10.55            $10.71            $10.56
                                   ==============   ===============   ===============   ===============
Total return                               6.68%             6.63% (2)         6.43%             6.68%(2)
Supplemental data and ratios:
   Net assets, end of period         $89,682,104        $9,769,062        $1,189,191          $351,262
   Ratio of expenses to average
     net assets                            0.30%             0.30% (3)         0.55%             0.55%(3)
   Ratio of net investment income
   to average net assets                   5.71%             6.73% (3)         5.46%             6.48%(3)
   Portfolio turnover rate (4)             79.5%            102.5%             79.5%            102.5%

(1)  Commencement of operations.

(2) Not annualized.

(3) Annualized.

(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(5)  Amount of dividend paid is less than $0.01.

(6)  Calculated using average shares outstanding during the period.

(7) The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund Shares.


                       See notes to the financial statements.

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                                Baird Core Bond Fund
                                   -------------------------------------------------------------------------------
                                                          Institutional
                                                          Class Shares                           Investor Class
                                     Institutional        September 29,       Investor Class     Shares September
                                     Class Shares       2000(1) through          Shares            29, 2000(1)
                                      Year ended          December 31,         Year ended       through December
                                   December 31, 2001          2000          December 31, 2001       31, 2000
                                   -------------------------------------------------------------------------------
Per Share Data:
   Net asset value, beginning of
period                                  $10.45              $10.00               $10.45              $10.00
                                   ------------   -----------------   ------------------  ------------------
Income from investment operations:
   Net investment income                  0.65                0.14                 0.64 (6)            0.12
   Net realized and unrealized
gains on          investments             0.05                0.45                 0.05                0.45
                                   ------------   -----------------   ------------------  ------------------
   Total from investment                  0.70                0.59                 0.69                0.57
operations
                                   ------------   -----------------   ------------------  ------------------
Less distributions:
   Dividends from net investment
income                                  (0.66)              (0.14)               (0.58)              (0.12)
   Distributions from net
realized gains                          (0.07)              (0.00) (5)           (0.07)              (0.00) (5)
                                   ------------   -----------------   ------------------  ------------------
   Total distributions                  (0.73)              (0.14)               (0.65)              (0.12)
                                   ------------   -----------------   ------------------  ------------------
Net asset value, end of period          $10.42              $10.45               $10.49              $10.45
                                   =============   =================   ==================  ==================
Total return                             6.84%               5.89% (2)            6.70%               5.73%(2)
Supplemental data and ratios:
   Net assets, end of period       $69,182,002         $40,083,054             $258,351             $13,222
   Ratio of expenses to average
net assets                               0.30%               0.30% (3)            0.55%               0.55%(3)
   Ratio of net investment income
to       average net assets              6.25%               6.68% (3)            6.00%               6.43%(3)
   Portfolio turnover rate (4)           47.0%               11.8%                47.0%               11.8%


(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)  Amount of dividend paid is less than $0.01.
(6)  Calculated using average shares outstanding during the period.

                       See notes to the financial statements.

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                              Baird Aggregate Bond Fund
                                   ---------------------------------------------------------------------------------
                                                         Institutional
                                                          Class Shares                           Investor Class
                                     Institutional       September 29,       Investor Class     Shares September
                                     Class Shares       2000(1) through       Shares Year          29, 2000(1)
                                      Year ended          December 31,       ended December     through December
                                   December 31, 2001          2000              31, 2001            31, 2000
                                   -------------------------------------------------------------------------------
Per Share Data:
   Net asset value, beginning of
period                                   $10.42              $10.00              $10.43               $10.00
                                   -------------   -----------------   -----------------   ------------------
Income from investment operations:
   Net investment income                   0.68                0.16                0.65 (6)             0.15
   Net realized and unrealized
gains on investments                       0.17                0.42                0.17                 0.42
                                   -------------   -----------------   -----------------   ------------------
   Total from investment                   0.85                0.58                0.78                 0.57
operations
                                   -------------   -----------------   -----------------   ------------------
Less distributions:
   Dividends from net investment
income                                   (0.67)              (0.16)              (0.59)               (0.14)
   Distributions from net                                           (5)                                      (5)
realized gains                           (0.09)              (0.00)              (0.09)               (0.00)
                                   -------------   -----------------   -----------------   ------------------
   Total distributions                   (0.76)              (0.16)              (0.68)               (0.14)
                                   -------------   -----------------   -----------------   ------------------
Net asset value, end of period           $10.51              $10.42              $10.57               $10.43
                                   =============   =================   =================   ==================
Total return                              8.33%               5.78% (2)           7.98%                5.77% (2)
Supplemental data and ratios:
   Net assets, end of period        $83,392,652         $35,975,190            $166,622              $13,223
   Ratio of expenses to average                                     (3)
net assets                                0.30%               0.30%               0.55%                0.55%(3)
   Ratio of net investment income                                   (3)
to       average net assets               6.33%               6.85%               6.08%                6.60%(3)
   Portfolio turnover rate (4)            79.2%               14.7%               79.2%                14.7%


(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)  Amount of dividend paid is less than $0.01.
(6)  Calculated using average shares outstanding during the period.

                       See notes to the financial statements.

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


                                                      Baird Intermediate Municipal Bond Fund
                                                     -----------------------------------------
                                                       Institutional       Investor Class
                                                                            Shares March
                                                       Class Shares         30, 2001(1)
                                                         March 30,            through
                                                      2001(1) through       December 31,
                                                     December 31, 2001          2001
                                                     ------------------------------------------
Per Share Data:
   Net asset value, beginning of period                     $10.00          $10.00
                                                     --------------   -------------
Income from investment operations:
   Net investment income                                      0.34 (5)        0.31 (5)
   Net realized and unrealized gains on investments           0.17 (6)        0.17 (6)
                                                     --------------   -------------
   Total from investment operations                           0.51            0.48
                                                     --------------   -------------
Less distributions:
   Dividends from net investment income                     (0.25)          (0.20)
   Distributions from net realized gains                    (0.01)          (0.01)
                                                     --------------   -------------
   Total distributions                                      (0.26)          (0.21)
                                                     --------------   -------------
Net asset value, end of period                              $10.25          $10.27
                                                     ==============   =============
Total return (2)                                             5.02%           4.74%
Supplemental data and ratios:
   Net assets, end of period                           $14,448,572        $624,209
   Ratio of expenses to average net assets (3)               0.30%           0.55%
   Ratio of net investment income to average net
   assets (3)                                                4.32%           4.07%
   Portfolio turnover rate (4)                               14.8%           14.8%


(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)  Calculated using average shares outstanding during the period.
(6) The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund Shares.

                       See notes to the financial statements.

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
Notes to the Financial Statements           December 31, 2001
--------------------------------------------------------------------------------


1.   ORGANIZATION

Baird Funds, Inc. (the "Corporation") was incorporated on June 9, 2000 as a Wisconsin Corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the "1940 Act"). The accompanying financial statements include the Baird Intermediate Bond Fund, Baird Core Bond Fund, Baird Aggregate Bond Fund and Baird Intermediate Municipal Bond Fund (each a "Fund" and collectively the "Funds"), four of the seven portfolios comprising the Corporation and each a diversified fund. One additional series, the Baird Short-Term Bond Fund, is not presently being offered to investors. The investment objectives of the Baird Intermediate Bond Fund, Baird Core Bond Fund, Baird Aggregate Bond Fund and Baird Intermediate Municipal Bond Fund are set forth below.

The Baird Intermediate Bond Fund, Baird Core Bond Fund and Baird Aggregate Bond Fund commenced operations with the sale of both Institutional and Investor class shares on September 29, 2000. The Baird Intermediate Municipal Bond Fund commenced operations with the sale of both Institutional and Investor class shares on March 30, 2001.

The investment objective of the Baird Intermediate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Intermediate Government/Credit Bond Index. The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years.

The investment objective of the Baird Core Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Government/Credit Bond Index. The Lehman Brothers Government/Credit Bond Index is an unmanaged market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and thirty years or more.

The investment objective of the Baird Aggregate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged market-capitalization weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

The primary investment objective of the Baird Intermediate Municipal Bond Fund is to provide current income that is substantially exempt from federal income tax. A secondary objective is to provide total return with relatively low volatility of principal. The Intermediate Municipal Bond Fund strives to achieve an annual rate of return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers 10-Year General Obligation Bond Index. The Lehman Brothers 10-Year General Obligation Bond Index is a widely recognized unmanaged index of bond prices compiled by Lehman Brothers. This index is comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last five years; and have a maturity of eight to twelve years.

The Funds have issued two classes of shares: Institutional Class Shares and Investor Class Shares. The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation - Debt securities are valued at the latest bid price. Common stocks that are listed on a securities exchange or quoted on the NASDAQ are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If such securities were not traded on the valuation date they are valued at the average of the current bid and asked price. Unlisted equity securities for which market quotations are readily available are valued at the latest quoted bid price. Investments in open-end mutual funds are valued at the net asset value on the day the valuation is made. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Directors.

b) Unregistered Securities - Three of the Funds own certain investment securities which are unregistered and thus restricted to resale. These securities are valued by the Funds after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, the Funds have the right to include these securities in such registration, generally without costs to the Funds. The Funds have no right to require registration of unregistered securities. The market value of such securities for the Baird Intermediate Bond Fund, Baird Core Bond Fund and Baird Aggregate Bond Fund was $4,479,345 (4.93% of net assets), $4,333,944 (6.24% of net assets), and $2,246,814 (2.69% of net assets), respectively, at December 31, 2001.

c) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

d) Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

e) Distributions to Shareholders - Dividends from net investment income are declared and paid monthly. Distributions of net realized gains, if any, will be declared and paid at least annually. a)

f) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Premiums and discounts on the purchase of securities are amortized using the interest method. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. Subscriptions in-kind are included in proceeds from shares sold.

3.   CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund:

BAIRD INTERMEDIATE BOND FUND


                                 Year Ended                                              Year Ended
                             December 31, 2001                                        December 31, 2001
                          --------------------------                              --------------------------
Institutional Class Shares     $           Shares       Investor Class Shares         $            Shares
                          ------------- -------------                            -------------  -------------
Shares sold                $88,634,748     8,234,975    Shares sold                                   78,714
                                                                                 $    851,061
Shares issued through                                   Shares issued through
reinvestment of                                         reinvestment of
dividends                    3,351,796       312,873    dividends                                      3,459
                                                                                        37,194
Shares redeemed           (10,952,182)   (1,010,499)    Shares redeemed                              (4,371)
                                                                                       (47,311)
                                        -------------                                           -------------
                          -------------                                          -------------
Net Increase               $81,034,362     7,537,349    Net Increase                  $840,944        77,802
                          =============                                          =============
Shares Outstanding:                                     Shares Outstanding:
    Beginning of period                      925,873        Beginning of period                       33,259
                                        -------------                                           -------------
    End of period                          8,463,222        End of period                            111,061
                                        =============                                           =============

                                Period Ended                                          Period Ended
                              December 31, 2000                                    December 31, 2000
                          ---------------------------                            -------------------------
Institutional Class Shares    $            Shares       Investor Class Shares      $            Shares
                          -----------   -------------                            ----------  -------------
Shares sold               $9,727,008         944,398    Shares sold               $329,917
                                                                                                   31,758
Shares issued through                                   Shares issued through
reinvestment of                                         reinvestment of
dividends                     80,997           7,726    dividends                                     251
                                                                                     2,632
Shares redeemed            (289,879)        (27,501)    Shares redeemed                                 -
                          -------------   -----------                            ----------  -------------
Net Increase              $9,518,126         924,623    Net Increase              $332,549         32,009
                          ===========                                            ==========
Shares Outstanding:                                     Shares Outstanding:
    Beginning of period                        1,250        Beginning of period                     1,250
                                        -------------                                        -------------
    End of period                            925,873        End of period                          33,259
                                        =============                                        =============

BAIRD CORE BOND FUND
                                 Year Ended                                           Year Ended
                             December 31, 2001                                     December 31, 2001
                          --------------------------                           --------------------------
Institutional Class Shares     $           Shares       Investor Class Shares      $            Shares
                          ------------- -------------                          ------------  -------------
Shares sold                $43,669,633   4,120,416      Shares sold                                22,556
                                                                                 $242,652
Shares issued through                                   Shares issued through
reinvestment of                                         reinvestment of
dividends                    3,363,794     318,683      dividends                                     816
                                                                                   8,621
Shares redeemed           (17,513,800)  (1,638,469)     Shares redeemed                                 -
                                                                                       -
                          ------------- -------------                          -------------  -------------
Net Increase               $29,519,627    2,800,630     Net Increase                               23,372
                                                                                $251,273
                          =============                                        ============
Shares Outstanding:                                     Shares Outstanding:
    Beginning of period                   3,836,703         Beginning of period                     1,265
                                        -------------                                        -------------
    End of period                         6,637,333         End of period                          24,637
                                        =============                                        =============


                                Period Ended                                         Period Ended
                              December 31, 2000                                    December 31, 2000
                          ---------------------------                          --------------------------
Institutional Class Shares    $            Shares       Investor Class Shares      $            Shares
                          ------------  -------------                          ------------  -------------
Shares sold               $38,789,091     3,824,134     Shares sold                                     -
                                                                               $     -
Shares issued through                                   Shares issued through
reinvestment of                                         reinvestment of
dividends                     338,374        32,688     dividends                                      15
                                                                                   153
Shares redeemed             (221,151)      (21,369)     Shares redeemed                                 -
                                                                                     -
                          -------------   -------------                        ------------     -------------
Net Increase              $38,906,314     3,835,453     Net Increase               $ 153               15
                          ============                                         ============
Shares Outstanding:                                     Shares Outstanding:
    Beginning of period                       1,250        Beginning of period                     1,250
                                        -------------                                           -------------
    End of period                         3,836,703        End of period                              1,265
                                        =============                                           =============

BAIRD AGGREGATE BOND FUND
                                   Year Ended                                           Year Ended
                               December 31, 2001                                     December 31, 2001
                           ---------------------------                           --------------------------
Institutional Class Shares      $            Shares       Investor Class Shares      $            Shares
                           -------------  -------------                          ------------  -------------
Shares sold                 $51,948,772      4,892,792    Shares sold               $167,700
                                                                                                  14,414
Shares issued through                                     Shares issued through
reinvestment of                                           reinvestment of
dividends                     2,876,007        272,668    dividends                                      89
                                                                                         941
Shares redeemed             (7,263,571)      (683,567)    Shares redeemed                               (9)
                                                                                        (100)
                           -------------  -------------                          ------------    ------------
Net Increase                $47,561,208      4,481,893    Net Increase              $168,541         14,494
                           =============                                         ============
Shares Outstanding:                                       Shares Outstanding:
    Beginning of period                      3,453,196      Beginning of period                       1,268
                                          -------------                                        -------------
    End of period                                           End of period                            15,762
                                           7,935,089
                                          =============                                        =============

                                  Period Ended                                         Period Ended
                               December 31, 2000                                     December 31, 2000
                           ---------------------------                           --------------------------
Institutional Class Shares      $            Shares       Investor Class Shares      $            Shares
                           -------------  -------------                          ------------  -------------
Shares sold                 $34,878,894      3,442,701    Shares sold                                     -
                                                                                 $      -
Shares issued through                                     Shares issued through
reinvestment of                                           reinvestment of
dividends                       520,118         50,439    dividends                                      18
                                                                                      183
Shares redeemed               (425,270)       (41,194)    Shares redeemed                                 -
                                                                                        -
                                          -------------                                        -------------
                           -------------                                         ------------
Net Increase                $34,973,742      3,451,946    Net Increase               $ 183               18
                           =============                                         ============
Shares Outstanding:                                       Shares Outstanding:
    Beginning of period                          1,250      Beginning of period                       1,250
                                          -------------                                        -------------
    End of period                            3,453,196      End of period                             1,268
                                          =============                                        =============

BAIRD INTERMEDIATE MUNICIPAL BOND FUND

                                    Period Ended                                         Period Ended
                                 December 31, 2001                                     December 31, 2001
                             ---------------------------                           --------------------------
Institutional Class Shares        $           Shares        Investor Class Shares      $            Shares
                             -------------  ------------                          -------------  -------------
Shares sold                   $14,220,382     1,392,674     Shares sold               $619,298         59,922
Shares issued through                                       Shares issued through
reinvestment of                                             reinvestment of
dividends                         202,045        19,497     dividends                                     834
                                                                                         8,659
Shares redeemed                                             Shares redeemed                                -
                                 (25,101)       (2,439)                                      -
                             ------------ -------------                           -------------   -------------
Net Increase                  $14,397,326     1,409,732     Net Increase              $627,957         60,756
                             =============                                        =============
Shares Outstanding:                                         Shares Outstanding:
    Beginning of period                              -        Beginning of period                         -
                                            ------------                                         -------------
    End of period                             1,409,732       End of period                          60,756
                                            ============                                         =============


4.   INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the year ended December 31, 2001, purchases and sales of investment securities (excluding short-term investments) were as follows:

                    Baird Intermediate  Baird Core    Baird Aggregate  Baird Intermediate
                        Bond Fund        Bond Fund       Bond Fund     Municipal Bond Fund
------------------ ------------------- ------------ ----------------- ----------------------
Purchases:
   U.S. Government     $ 58,973,923    $ 27,015,411     $ 30,990,878           $ -
   Other               $ 63,288,520    $ 29,470,084     $ 54,780,151      $ 16,139,571
Sales:
   U.S. Government     $ 31,362,969    $ 18,031,673     $ 16,806,092           $ -
   Other               $ 10,974,276    $ 10,800,549     $ 22,768,741       $ 1,581,473



At December 31, 2001, gross unrealized appreciation and depreciation of investments for federal tax purposes were as follows:

                     Cost for      Tax Basis    Tax Basis   Tax Basis Net                  Distributable
                      Federal        Gross        Gross       Unrealized     Distributable   Long-Term
                    Income Tax    Unrealized    Unrealized   Appreciation   Ordinary Income   Capital
                     Purposes    Appreciation  Depreciation (Depreciation)                     Gains
------------------------------------------------------------------------------------------------------------
Baird Intermediate $ 90,328,732  $ 1,108,986   $ 2,148,363  $ (1,039,377)   $ 116,707          $ 42,984
 Bond Fund
Baird Core Bond    $ 67,767,223  $ 1,884,031   $ 1,328,993  $    555,038    $   4,989          $177,959
 Fund
Baird Aggregate    $ 82,626,481  $ 1,564,073   $ 1,126,364  $    437,709    $ 140,059          $252,832
  Bond Fund
Baird              $ 14,746,338  $    56,340   $    59,035  $     (2,695)   $   50,193         $      -
  Intermediate
  Municipal Bond
  Fund


Differences between the Funds' costs basis of investments as December 31, 2001, if any, for book and tax purposes relates primarily to deferral of losses related to wash sales. Undistributed income or net realized gains for financial statement purposes may differ from federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items for financial statement and tax purposes.

The tax components of dividends paid during the year ended December 31, 2001 were:

                                     Ordinary Income          Long-Term Capital
                                      Distributions          Gains Distributions
                                      -------------          -------------------
Baird Intermediate Bond Fund            $3,541,393                 $     -
Baird Core Bond Fund                    $4,454,350                 $44,794
Baird Aggregate Bond Fund               $3,827,858                 $42,248
Baird Intermediate Municipal Bond       $  296,467                 $     -
Fund


5.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Robert W. Baird & Co. Incorporated (the "Advisor"). Pursuant to the advisory agreement with the Funds, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for the Baird Intermediate Bond Fund, Baird Core Bond Fund, Baird Aggregate Bond Fund, and Baird Intermediate Municipal Bond Fund as applied to the respective Fund's average daily net assets. Certain officers of the Advisor are also officers of the Funds.

The Funds have entered into an Administration Agreement with the Advisor. Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund. Pursuant to the Administration Agreement with the Funds, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for the Baird Intermediate Bond Fund, Baird Core Bond Fund, Baird Aggregate Bond Fund, and Baird Intermediate Municipal Bond Fund as applied to the respective Fund's average daily net assets.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

Robert W. Baird and Co. Incorporated (the "Distributor") is the sole distributor of the Funds pursuant to a distribution agreement.

6.   DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended. The Plan allows the Funds to reimburse the Distributor for a portion of the costs incurred in distributing the Funds' Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds' Investor Class Shares. The Baird Intermediate
Bond  Fund,  Baird  Core  Bond  Fund,  Baird  Aggregate  Bond  Fund,  and  Baird
Intermediate Municipal Bond Fund incurred $1,985, $316, $201, and $674, respectively, in fees pursuant to the Plan for the period ended December 31, 2001.


                        Report of Independent Accountants
                        ---------------------------------

To the Board of Directors and Shareholders of Baird Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Baird Intermediate Bond Fund, Baird Core Bond Fund, Baird Aggregate Bond Fund and Baird Intermediate Municipal Bond Fund (four of the portfolios constituting Baird Funds, Inc., hereafter referred to as the "Funds") at December 31, 2001, the results of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
February 15, 2002
Milwaukee, WI



Baird Funds, Inc.
--------------------------------------------------------------------------------
  Directors
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                                 Number of
                         Position(s) Term of     Principal                       Portfolios    Other
                         Held        Office      Occupation(s)                   In-Complex    Directorship
                         with        and Years   During Past                     Overseen      Held
Name, Address, and Age   Fund        of Service  5 Years                         by Director   by Director
-----------------------------------------------------------------------------------------------------------
G. Frederick Kasten, Jr. Director    Served as   Chairman, the Advisor since         6       Director of
777 East Wisconsin       And         Director    January 2000; Chairman & CEO,               Regal-Beloit
Avenue                   Chairman    since       the Advisor (January 1998-                  Corporation
Milwaukee, WI  53202                 September,  January 2000); President,
Age:  63                             2000 to     Chairman and CEO, the Advisor
                                     present     (June 1983-January 1998)
-----------------------------------------------------------------------------------------------------------

John W. Feldt            Director    Served as   Senior Vice President-Finance,      6       Director of
University of Wisconsin              Director    University of Wisconsin                     Thompson
Foundation                           since       Foundation since 1985; Vice                 Plumb Funds
1848 University Avenue               September,  President-Finance,  University
Madison, WI  53705                   2000        of Wisconsin Foundation
Age:  59                             to present  (1980-1985); Associate
                                                 Director, University of
                                                 Wisconsin Foundation
                                                 (1967-1980)
-----------------------------------------------------------------------------------------------------------
George C. Kaiser         Director    Served as   CEO, George Kaiser & Co.,           6       None
759 N. Milwaukee Street              Director    a business consulting company,
Milwaukee, WI  53202                 since       since 1988; Chairman and CEO,
Age:  69                             September,  Hanger Tight Company, a
                                     2000        manufacturing company (1988-
                                     to present  1999); Chairman and CEO,
                                                 Interstore Transfer Systems,
                                                 Ltd., a Manufacturing company
                                                 (1992-1999); Chairman,
                                                 International Retail Services
                                                 Group, Ltd. (1995-1999);
                                                 Executive Vice President,
                                                 Arandell Schmidt Co., a
                                                 catalog printer company (1984-
                                                 1987); various positions
                                                 Arthur Andersen & Co. (1957-
                                                 1964, 1967-1984), most recently
                                                 serving as Partner (1969-1984);
                                                 Secretary of Administration,
                                                 State of Wisconsin (1965-1967)
----------------------------------------------------------------------------------------------------------------
Stephen A. Roell         Director    Served as   Senior Vice President and Chief       6     None
5757 N. Green Bay Avenue             Director    Financial Officer, Johnson
Milwaukee, WI  53202                 since       Controls, Inc., a manufacturing
Age:  52                             September,  company, since 1998; Vice
                                     2000        President and Chief Financial
                                     to present  Officer, Johnson Controls, Inc.
                                                 (1991-1998); Corporate
                                                 Controller and Assistant
                                                 Secretary, Johnson
                                                 Controls, Inc. (1990-1991)
----------------------------------------------------------------------------------------------------------------

Additional information about the Portfolios' directors is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-866-44BAIRD.


                               BAIRD FUNDS, INC.
                   c/o U.S. Bancorp Mutual Fund Services, LLC
                                  P.O. Box 701
                         Milwaukee, Wisconsin 53201-0701
                                  1-866-44BAIRD

--------------------------------------------------------------------------------
Board of Directors                            Legal Counsel

G. Frederick Kasten, Jr. (Chairman)           Godfrey & Kahn, S.C.
                                              780 North Water Street
John W. Feldt                                 Milwaukee, Wisconsin 53202
                                              ----------------------------------
George C. Kaiser
                                              Independent Accountants
Stephen A. Roell
--------------------------------------------  PricewaterhouseCoopers LLP
                                              100 East Wisconsin Avenue,
Investment Advisor                            Suite 1500
                                              Milwaukee, Wisconsin  53202
Robert W. Baird & Co. Incorporated            ----------------------------------
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202                    Distributor

--------------------------------------------  Robert W. Baird & Co. Incorporated
Administrator, Transfer Agent and Dividend -  777 East Wisconsin Avenue
Disbursing Agent                              Milwaukee, Wisconsin 53202
                                             -----------------------------------
U.S. Bancorp Mutual Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202
--------------------------------------------

Custodian

U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202


BAIRD/
FUNDS

ANNUAL REPORT
----------------------------------

DECEMBER 31, 2001


BAIRD HORIZON GROWTH FUND

BAIRD MIDCAP FUND


                                TABLE OF CONTENTS

                                                                            Page

SHAREHOLDER LETTER............................................................ 2

2001 STOCK MARKET COMMENTARY.................................................. 3

BAIRD HORIZON GROWTH FUND..................................................... 4

BAIRD MIDCAP FUND............................................................. 9

STATEMENTS OF ASSETS AND LIABILITIES..........................................14

STATEMENTS OF OPERATIONS......................................................15

STATEMENTS OF CHANGES IN NET ASSETS...........................................16

FINANCIAL HIGHLIGHTS..........................................................18

NOTES TO THE FINANCIAL STATEMENTS.............................................20

REPORT OF INDEPENDENT ACCOUNTANTS.............................................27

DIRECTORS.....................................................................28


This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.


Dear Shareholders,

We would like to thank you for investing in the Baird Funds. Clearly, 2001 was a very difficult year for our nation and one of the most challenging ever for the financial markets. Despite these challenges, we believe the Baird Funds remained true to their objectives, helping our investors navigate difficult market environments. During the past year we introduced two new funds, the Baird Intermediate Municipal Bond Fund and the Baird MidCap Fund. As of December 31, 2001, assets in all six of the Baird Funds exceeded $325 million. In this Annual Report we review the market in 2001 and the performance and composition of each of the equity funds. We hope that you will find this report both informative and helpful in achieving your investment goals.

We greatly appreciate the opportunity to serve your investment needs and look forward to continued mutual success. Thank you again for your support and for choosing Baird Funds.


Sincerely,

Mary Ellen Stanek, CFA
President
Baird Funds

2001 STOCK MARKET COMMENTARY
--------------------------------------------------------------------------------

Fourth-quarter stock market gains bestowed welcome news to a country, an economy, and investors rocked by September's terrorism. In the shadow of the longest and most devastating stock market decline since 1973-1974, the advance also provided early evidence that an economic recovery may be unfolding.

Operating in a damage-control mode, the Federal Reserve (Fed) throughout 2001 reduced interest rates and expanded the money supply to forestall recessionary influences. Eleven consecutive rate cuts, totaling 475 basis points, drove the Federal Funds rate to a forty-year low. These reductions helped to maintain strong auto sales and housing starts. However, monetary policy works with a lag. Unemployment rose, inventories contracted, and in the fourth quarter the recession was "officially" declared to have begun in March. Now, twelve months after the first cut, the economy is beginning to respond to the Fed's aggressive measures. Several indicators, including consumer confidence, durable goods orders, and earnings revisions are pointing to recovery. Moreover, fiscal policy appears to be equally stimulative. Tax cuts and increased spending are expected to add up to $200 billion in stimulus one year after their enactment.

To counteract the effects of economic weakness, corporations initiated significant cost containment and operational cutbacks. Consequently, capital-spending growth slowed, utilization rates fell, and inventory levels plunged. In past cycles, severe retrenchment in capacity utilization (the current predicament) eventually produced a sharp recovery in business investment. Global competition virtually dictates that companies make efficiency-enhancing investments, e.g. technology. An investment-driven expansion will likely emerge as new product cycles converge with a growing replacement cycle.

Over the past five business  cycles,  inflation-adjusted  Gross Domestic Product
(GDP) growth averaged 5.5% in the first year of an economic recovery. Current estimates call for a 2%-3% rebound, leaving sufficient room for upside surprises. Conventional wisdom underestimates the resiliency of the U.S. economic system and the accelerator effects of substantial monetary and fiscal stimulus, in our opinion. Corporate profits should be highly leveraged to an improvement in demand; therefore, our expectations for profit growth in 2002 are more positive than the 13% consensus gain.

With stock prices recovering, investors are anticipating that economic stimulus will, in time, transform into operating leverage and support earnings recovery. While price/earnings (P/E) valuations appear high for this stage of the recovery, they are partially supported by low inflation. We predicate our constructive outlook on profit growth, not higher P/Es.

The risks to our rosier forecast emanate from increased global security issues, the resources reallocated to them, and their potential drain on productivity. Additionally, ongoing foreign economic weakness and a slowing of consumer spending growth could constrain the upturn.

We believe that short-term interest rates will have an upward bias as the Fed begins to drain liquidity from the financial system later in 2002. We are past the period of "growth-at-any-price" investing. With a renewed aversion to risk, successful investors will again focus on earnings consistency, return on capital and balance sheet quality.


BAIRD HORIZON GROWTH FUND
--------------------------------------------------------------------------------
December 31, 2001

The investment objective of the Baird Horizon Growth Fund is to seek long-term growth of capital. Dividend income is a secondary consideration. To achieve its investment objective, the Fund invests, under normal circumstances, at least 80% of its total assets in the equity securities of large-capitalization companies. Large-capitalization companies are defined as those companies with a market capitalization in excess of $5 billion at the time of investment.

The Baird Horizon Growth Fund produced favorable performance relative to the Standard & Poor's 500 Index (the "S&P 500 Index") in its first full year of operation. However, in absolute terms, a very strong fourth quarter was insufficient to overcome weakness in the first nine months of 2001. The Fund's greater exposure versus the S&P 500 Index to the retail, pharmaceutical, and data services industries contributed to above-benchmark returns. Diversification of stocks across many sectors also added value as investors shifted focus late in the year. We expect the significant monetary and fiscal stimulus that has recently been applied to the U.S. economy to lead to an improvement in business activity in the second half of 2002.

A December 31, 2001 summary of the Fund's top 10 holdings and equity sector analysis compared to the S&P 500 Index is shown below.

Top 10 Holdings*

Medtronic                                4.6%
Fifth Third Bancorp                      3.8%
American International Group             3.8%
Automatic Data Processing                3.6%
Best Buy                                 3.6%
Fiserv                                   3.4%
Johnson & Johnson                        3.4%
General Electric                         3.4%
Wal-Mart Stores                          3.4%
Home Depot                               3.3%

[GRAPH]
EQUITY SECTOR ANALYSIS**
                                        Horizon Growth          S&P 500
                                        ---------------         --------
Consumer Discretionary                     15.5%                  13.1%
Consumer Staples                            7.0%                   8.2%
Energy                                      2.1%                   6.3%
Financials                                 15.0%                  17.8%
Health Care                                21.3%                  14.4%
Industrials                                20.4%                  11.3%
Information Technology                     17.5%                  17.6%
Materials                                   0.0%                   2.6%
Telecommunications Services                 1.2%                   5.5%
Utilities                                   0.0%                   3.1%
                                        ---------------         ---------
                                          100.0%                  100.0%

Net Assets:                              $52,062,199
Portfolio Turnover Ratio:                      9.00%
Number of Equity Holdings:                        40

Portfolio Expense Ratio:
INSTITUTIONAL CLASS:                       0.75%
INVESTOR CLASS:                            1.00%***


* The Fund's portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.
**   As of 12/31/01,  based on equity sector  values.
***  Includes 0.25% 12b-1 fee.


BAIRD HORIZON GROWTH FUND
--------------------------------------------------------------------------------

[GRAPH]

                 Baird Horizon Growth Fund - Institutional Class
                         Value of a $10,000 Investment

                       Baird Horizon Growth
                        Fund-Institutional
                        Class Shares                 S&P 500 Index
                       ----------------------        --------------
9/29/00                 10,000.00                       10,000.00
12/31/00                 9,585.00                        9,218.00
3/31/01                  8,223.93                        8,125.21
6/30/01                  8,694.34                        8,600.69
9/30/01                  7,584.07                        7,338.37
12/31/01                 8,642.05                        8,122.77

[GRAPH]
                   Baird Horizon Growth Fund - Investor Class
                         Value of a $10,000 Investment


                      Baird Horizon Growth
                       Fund-Investor
                        Class Shares                  S&P 500 Index
                    ----------------------            --------------
9/29/00                 10,000.00                       10,000.00
12/31/00                 9,572.00                        9,218.00
3/31/01                  8,211.82                        8,125.21
6/30/01                  8,671.68                        8,600.69
9/30/01                  7,561.71                        7,338.37
12/31/01                 8,612.03                        8,122.77



Growth of a hypothetical investment of $10,000 made on the Fund's inception date (9/29/00) assuming reinvestment of all distributions.


BAIRD HORIZON GROWTH FUND
--------------------------------------------------------------------------------

Annualized Total Returns


-----------------------------------------------------------------------------------------------
For the Period Ending December 31, 2001                    One Year     Since Inception(1)
-----------------------------------------------------------------------------------------------
Baird Horizon Growth Fund - Institutional Class Shares      -9.84%           -10.98%
Baird Horizon Growth Fund - Investor Class Shares           -10.03%          -11.23%
S&P 500 Index(2)                                            -11.88%          -15.27%
-----------------------------------------------------------------------------------------------

(1) For the period September 29, 2000 (commencement of operations) to December 31, 2001.
(2) The S&P 500 Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. A direct investment in an index is not possible.

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


BAIRD HORIZON GROWTH FUND
--------------------------------------------------------------------------------
  Schedule of Investments     December 31, 2001
--------------------------------------------------------------------------------

                                               Market
Shares                                         Value
--------------------------------------------------------
COMMON STOCKS - 98.9%
Banks - 6.4%

    32,300 Fifth Third Bancorp               $1,980,959
    30,900 Wells Fargo & Company              1,342,605
                                             -----------
                                              3,323,564
                                             -----------
Biotechnology - 2.2%
    19,800 Amgen, Inc.*                       1,117,512
                                             -----------
Commercial Services & Supplies - 9.8%
    32,000 Automatic Data Processing, Inc.    1,884,800
    19,000 Cintas Corporation                   912,000
    42,350 Fiserv, Inc.*                      1,792,252
    14,000 Paychex, Inc.                        487,900
                                             -----------
                                              5,076,952
                                             -----------
Communications Equipment - 1.6%
    47,200 Cisco Systems, Inc.*                 854,792
                                             -----------
Computer & Peripherals - 4.5%
    46,000 EMC Corporation*                     618,240
    10,200 International Business Machines    1,233,792
           Corporation
    41,000 Sun Microsystems, Inc.*              504,300
                                             -----------
                                              2,356,332
                                             -----------
Diversified Financials - 4.7%
    27,900 Citigroup, Inc.                    1,408,392
    20,200 State Street Corporation           1,055,450
                                             -----------
                                              2,463,842
                                             -----------
Electrical Equipment - 3.8%
    19,800 Emerson Electric Company           1,130,580
    31,800 Molex, Inc. - Class A                860,190
                                             -----------
                                              1,990,770
                                             -----------
Electronic Equipment & Products - 2.1%
    44,000 Nokia Oyj-ADR  f                   1,079,320
                                             -----------

Energy Equipment & Services - 2.1%
    20,000 Schlumberger, Ltd.                $1,099,000
                                             -----------

Food & Drug Retailing - 1.9%
    29,000 Walgreen Company                     976,140
                                             -----------

Health Care Equipment & Supplies - 4.6%
    46,600 Medtronic, Inc.                    2,386,386
                                             -----------

Health Care Providers & Services - 2.4%
    19,400 Cardinal Health, Inc.              1,254,404
                                             -----------

Household Products - 5.0%
    19,000 Colgate-Palmolive Company          1,097,250
    25,500 Kimberly-Clark Corporation         1,524,900
                                             -----------
                                              2,622,150
                                             -----------
Industrial Conglomerates - 6.6%
    44,000 General Electric Company           1,763,520
    28,000 Tyco International, Ltd.  f        1,649,200
                                             -----------
                                              3,412,720
                                             -----------
Insurance - 3.7%
           American International Group,
    24,600 Inc.                               1,953,240
                                             -----------

Media - 2.1%
    34,100 AOL Time Warner Inc. *             1,094,610
                                             -----------

Multiline Retail - 6.3%
    21,650 Kohl's Corporation*                1,525,026
    30,500 Wal-Mart Stores, Inc.              1,755,275
                                             -----------
                                              3,280,301
                                             -----------
Pharmaceuticals - 11.9%
    20,300 Eli Lilly and Company              1,594,362
    30,200 Johnson & Johnson                  1,784,820
    26,400 Merck & Company, Inc.              1,552,320
    31,500 Pfizer, Inc.                       1,255,275
                                             -----------
                                              6,186,777
                                             -----------
 See notes to the financial statements


Baird Horizon Growth Fund
--------------------------------------------------------------------------------
  Schedule of Investments     December 31, 2001
--------------------------------------------------------------------------------

                                               Market
Shares                                         Value
--------------------------------------------------------
COMMON STOCKS - 98.9% (cont.)
Semiconductor Equipment & Products - 4.9%
    16,500 Applied Materials, Inc.*           $ 661,650
    39,000 Intel Corporation                  1,226,550
    23,000 Texas Instruments, Inc.              644,000
                                             -----------
                                              2,532,200
                                             -----------
Software - 4.2%
    23,000 Microsoft Corporation*             1,523,750
    48,000 Oracle Corporation*                  662,880
                                             -----------
                                              2,186,630
                                             -----------
Specialty Retail - 6.9%
    25,000 Best Buy Company, Inc.*            1,862,000
    34,000 Home Depot, Inc.                   1,734,340
                                             -----------
                                              3,596,340
                                             -----------
Wireless Telecommunication Services - 1.2%
    24,000 Vodafone Group PLC-ADR f             616,320
                                             -----------
           Total Common Stock
           (Cost $52,860,202)                51,460,302
                                             -----------

Principal                                      Market
  Amount                                       Value
--------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.2%
Variable Rate Demand Notes# - 1.2%
$545,297   American Family Financial
           Services, Inc., 1.65%               $545,297
           Wisconsin Electric Power
  81,029   Company, 1.65%                        81,029
                                          --------------
           Total Short-Term Investments
           (Cost $626,326)                      626,326
                                          --------------
           Total Investments
           (Cost $53,486,528)  100.1%        52,086,628
                                          --------------
           Liabilities, Less Other
           Assets  (0.1)%                      (24,429)
                                          --------------

           TOTAL NET ASSETS  100.0%         $52,062,199
                                          ==============

ADR  - American Depository Receipt
*    Non Income Producing
f    Foreign
# Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2001.

See notes to the financial statements

Baird MidCap Fund
--------------------------------------------------------------------------------
December 31, 2001

The investment objective of the Baird MidCap Fund is to seek long-term growth of capital. To achieve its investment objective, the Fund invests, under normal circumstances, at least 80% of its total assets in the equity securities of mid-capitalization companies. Mid-capitalization companies are defined as those companies with a market capitalization substantially similar to that of companies in the Standard & Poor's MidCap 400 Index (the "S&P MidCap 400 Index") at the time of investment.

Amid the challenges of an economy in recession, corporate profits under extreme pressure and the initial stages of the war on terrorism, the Baird MidCap Fund finished its first year with a spirited rally. However, solid fourth quarter performance could not overcome the first three quarters' negative returns. As a result, the Fund trailed the performance of the S&P MidCap 400 Index in 2001, as the value stock component of the benchmark performed well in a difficult environment. When compared with our growth stock peers, however, our dedication to diversification, predictable earnings and strong balance sheets resulted in quite favorable results. As we look to the New Year, we expect the significant monetary and fiscal stimulus of the past twelve months to lead to improved economic activity. We will maintain our emphasis on companies we believe offer the potential for consistent earnings growth and long-term appreciation.

A December 31, 2001 summary of the Fund's top 10 holdings and equity sector analysis compared to the S&P MidCap 400 Index is shown below.

TOP 10 HOLDINGS*

Bed Bath & Beyond                            3.6%
King Pharmaceuticals                         3.5%
BISYS Group                                  3.5%
Kohls                                        3.5%
Waters                                       3.2%
Danaher                                      3.2%
Arthur J. Gallagher                          3.1%
Wilmington Trust                             3.1%
Zebra Technology                             3.1%
Forest Laboratories                          3.0%


[GRAPH]
EQUITY SECTOR ANALYSIS**
                                          MIDCAP                 S&P 400
                                        ---------------         ---------
Consumer Discretionary                     17.1%                  12.8%
Consumer Staples                            0.0%                   4.4%
Energy                                      0.0%                   6.4%
Financials                                 20.5%                  19.1%
Health Care                                15.1%                  12.7%
Industrials                                20.3%                  13.5%
Information Technology                     22.3%                  18.8%
Materials                                   0.0%                   4.4%
Telecommunications Services                 2.9%                   1.0%
Utilities                                   1.7%                   7.0%
                                        ---------------         ---------
                                          100.0%                  100.0%


Net Assets:                $14,099,930    Portfolio Expense Ratio:
Portfolio Turnover Ratio:       73.62%    INSTITUTIONAL CLASS:       1.25%
Number of Equity Holdings:          36    INVESTOR CLASS:            1.50%***


* The Fund's portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.
**   As of 12/31/01, based on equity sector values.
***  Includes 0.25% 12b-1 fee.

BAIRD MIDCAP FUND
--------------------------------------------------------------------------------

[GRAPH]

                     Baird MidCap Fund - Institutional Class
                         Value of a $10,000 Investment

                    Baird MidCap Fund
                     Institutional
                     Class Shares                  S&P MidCap 400 Index
                   ---------------------           ---------------------
12/29/00                10,000.00                       10,000.00
3/31/01                  8,620.39                        8,758.42
6/30/01                  9,380.71                        9,910.95
9/30/01                  7,850.71                        8,269.20
12/31/01                 9,110.75                        9,756.58

[GRAPH]
                     Baird MidCap Fund - Investor Class
                         Value of a $10,000 Investment


                       Baird MidCap Fund
                           Investor
                         Class Shares                  S&P MidCap 400 Index
                      ---------------------           ---------------------
12/29/00                10,000.00                       10,000.00
3/31/01                  8,620.39                        8,758.42
6/30/01                  9,370.36                        9,910.95
9/30/01                  7,850.49                        8,269.20
12/31/01                 9,090.87                        9,756.58


Growth of a hypothetical investment of $10,000 made on the Fund's inception date (12/29/00) assuming reinvestment of all distributions.


BAIRD MIDCAP FUND
--------------------------------------------------------------------------------
Annualized Total Returns

--------------------------------------------------------------------------------
For the Period Ending December 31, 2001         One Year    Since Inception(1)
--------------------------------------------------------------------------------
Baird MidCap Fund - Institutional Class Shares   -6.08%           -8.85%
Baird MidCap Fund - Investor Class Shares        -6.29%           -9.05%
S&P MidCap 400 Index(2)                          -0.61%           -2.44%
--------------------------------------------------------------------------------

(1) For the period December 29, 2000 (commencement of operations) to December 31, 2001.
(2) The S&P MidCap 400 Index is an unmanaged capital-weighted index, representing the aggregate market value of the common equity of 400 stocks chosen by Standard & Poor's with a median capitalization of approximately $1.8 billion. A direct investment in an index is not possible.

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


BAIRD MIDCAP FUND
--------------------------------------------------------------------------------
  Schedule of Investments     December 31, 2001
--------------------------------------------------------------------------------

                                               Market
  Shares                                        Value
---------------------------------------------------------
COMMON STOCKS - 93.8%
Automobiles - 1.4%
     3,664 Harley-Davidson, Inc.               $ 198,992
                                             ------------

Automobile Components - 2.5%
    13,213 Gentex Corporation*                   353,184
                                             ------------

Banks - 11.0%
    10,827 Charter One Financial, Inc.           293,953
     6,155 Investors Financial Services          407,523
           Corporation
     8,414 TCF Financial Corporation             403,704
     6,908 Wilmington Trust Corporation          437,345
                                             ------------
                                               1,542,525
                                             ------------
Biotechnology - 2.4%
     5,800 Biogen, Inc.*                         332,630
                                             ------------

Commercial Services and Supplies -13.1%
     7,666 The BISYS Group, Inc.*                490,547
     6,182 Cintas Corporation                    296,736
     8,447 Concord EFS, Inc.*                    276,893
    11,540 Paychex, Inc.                         402,169
    14,133 Robert Half International, Inc.*      377,351
                                             ------------
                                               1,843,696
                                             ------------
Communications Equipment - 1.2%
     3,364 Black Box Corporation*                177,888
                                             ------------

Diversified Financials - 5.2%
    10,339 Eaton Vance Corp.                     367,552
     7,304 Legg Mason, Inc.                      365,054
                                             ------------
                                                 732,606
                                             ------------
Electric Utilities - 1.6%
    14,815 NRG Energy, Inc.*                     229,633
                                             ------------
 Electrical Equipment - 2.8%
    14,612 Molex, Inc. Class A                  $395,255
                                             ------------
Electronic Equipment & Instruments - 7.7%
    13,236 Jabil Circuit, Inc.*                  300,722
    12,608 Plexus Corporation*                   334,869
    11,663 Waters Corporation*                   451,941
                                             ------------
                                               1,087,532
                                             ------------
Energy Equipment & Services - 2.7%
           Crown Castle International
    35,714 Corporation* f                        381,426
                                             ------------

Health Care Equipment & Supplies - 2.8%
    12,779 Biomet, Inc.                          394,871
                                             ------------

Health Care Providers & Services - 2.5%
     8,588 Patterson Dental Company*             351,507
                                             ------------

Information Technology Consulting &
Services - 2.0%
     9,710 SunGard Data Systems Inc.*            280,910
                                             ------------

Insurance - 3.1%
    12,780 Arthur J. Gallagher & Company         440,782
                                             ------------

Machinery - 3.2%
     7,440 Danaher Corporation                   448,706
                                             ------------

Media - 2.4%
     9,552 Macrovision Corporation*              336,421
                                             ------------

Multiline Retail - 3.5%
     6,944 Kohl's Corporation*                   489,135
                                             ------------

See notes to the financial statements

BAIRD MIDCAP FUND
--------------------------------------------------------------------------------
  Schedule of Investments     December 31, 2001
--------------------------------------------------------------------------------

                                               Market
  Shares                                       Value
--------------------------------------------------------
COMMON STOCKS - 93.8% (cont.)
Office Electronics - 3.1%

     7,785 Zebra Technologies Corporation -
           Class A*                           $ 432,145
                                             -----------

Pharmaceuticals - 6.5%
     5,115 Forest Laboratories, Inc.*           419,174
    11,796 King Pharmaceuticals, Inc.*          496,965
                                             -----------
                                                916,139
                                             -----------
Semiconductor Equipment & Products - 4.1%
     9,892 Microchip Technology, Inc.*          383,216
     5,000 Novellus Systems, Inc.*              197,250
                                             -----------
                                                580,466
                                             -----------
Software - 2.7%
     6,439 Electronic Arts, Inc.*               386,018
                                             -----------
Specialty Retail - 6.3%
    14,866 Bed Bath & Beyond, Inc.*             503,957
     7,145 CDW Computer Centers, Inc.*          383,758
                                             ------------
                                                887,715
                                             ------------
         Total Common Stocks
         (Cost $12,840,948)                  13,220,182
                                             ------------

Principal                                       Market
 Amount                                         Value
---------------------------------------------------------
SHORT-TERM INVESTMENTS - 6.7%
Variable Rate Demand Notes# - 6.7%
$425,574    American Family Financial          $ 425,574
            Services, Inc., 1.65%
 377,853    Wisconsin Corporation Central        377,853
            Credit Union, 1.60%
            Wisconsin Electric Power
 151,393    Company, 1.65%                       151,393
                                            -------------
            Total Short-Term Investments
            (Cost $954,820)                      954,820
                                            -------------
            Total Investments (Cost
            $13,795,768) 100.5%               14,175,002
                                            -------------
            Liabilities, Less Other
            Assets  (0.5%)                      (75,072)
                                            -------------
            TOTAL NET ASSETS  100.0%         $14,099,930
                                            =============

*    Non Income Producing
f    Foreign
# Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2001.

See notes to the financial statements



BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
  Statements of Assets and Liabilities     December 31, 2001
--------------------------------------------------------------------------------


                                                         Baird Horizon       Baird MidCap
                                                          Growth Fund            Fund
                                                        -----------------  ----------------
ASSETS:
    Investments, at value                                  $   52,086,628      $ 14,175,002
        (cost $53,486,528 and $13,795,768, respectively)
    Dividends receivable                                           47,645             2,906
    Interest receivable                                               509             1,318
    Receivable for fund shares sold                                17,837            10,573
    Other assets                                                    3,480             3,658
                                                        -----------------  ----------------
     Total assets                                              52,156,099        14,193,457
                                                        -----------------  ----------------
LIABILITIES:
     Payable to Advisor                                            27,885            17,124
     Accrued expenses and other liabilities                        66,015            76,403
                                                        -----------------  ----------------
    Total liabilities                                              93,900            93,527
                                                        -----------------  ----------------
NET ASSETS                                                 $   52,062,199      $ 14,099,930
                                                        =================  ================
NET ASSETS CONSIST OF:
    Capital stock                                          $   53,626,584      $ 14,934,885
    Accumulated undistributed net
         investment income                                             81                 -
    Accumulated net realized loss
        on investments sold                                     (164,566)       (1,214,189)
    Net unrealized appreciation (depreciation)
        on investments                                        (1,399,900)          379,234
                                                        -----------------  ----------------
NET ASSETS                                                 $   52,062,199      $ 14,099,930
                                                        =================  ================
INSTITUTIONAL CLASS SHARES
    Net Assets                                             $   51,446,666      $ 13,049,574
    Shares outstanding
         ($0.01 par value, unlimited shares authorized)         5,962,384         1,433,162
    Net asset value, offering
         and redemption price per share                    $         8.63      $       9.11
                                                        =================  ================
INVESTOR CLASS SHARES
    Net Assets                                             $      615,533      $  1,050,356
    Shares outstanding
          ($0.01 par value, unlimited shares authorized)           71,483           115,521
    Net asset value, offering
    and redemption price per share                         $         8.61      $       9.09
                                                        =================  ================

See notes to the financial statements

Baird Funds, Inc.
--------------------------------------------------------------------------------
  Statements of Operations     Year ended December 31, 2001
--------------------------------------------------------------------------------

                                                    Baird Horizon       Baird MidCap Fund
                                                    Growth Fund
                                                 -----------------------------------------
INVESTMENT INCOME:
     Dividends                                   $   291,361            $ 46,093
     Interest income                                  41,205              26,672
                                                 ------------------  ---------------------
     Total investment income                         332,566              72,765
                                                 ------------------  ---------------------
EXPENSES:
     Investment advisory fees                        249,700              94,051
     Administration fees                              51,500              26,500
     Shareholder servicing fees                       29,740              32,387
     Fund accounting fees                             29,025              34,025
     Professional fees                                 9,725              19,980
     Federal and state registration                   18,235              20,965
     Custody fees                                      4,800               9,300
     Directors fees                                    2,920               4,570
     Miscellaneous                                     3,610               9,870
     Reports to shareholders                           7,730               6,555
     Distribution fees - Investor Class Shares         1,153               1,579
                                                 ------------------  ---------------------
                                                     408,138             259,782
     Expense reimbursement by Advisor               (118,870)           (101,451)
                                                 ------------------  ---------------------
     Total expenses                                  289,268             158,331
                                                 ------------------  ---------------------
NET INVESTMENT INCOME (LOSS)                          43,298             (85,566)
                                                 ------------------  ---------------------

REALIZED AND UNREALIZED LOSS
     ON INVESTMENTS:
     Net realized loss on investments               (102,969)         (1,214,189)
     Change in unrealized appreciation
           (depreciation) on investments          (1,055,970)           625,190
                                                 ------------------  ---------------------
     Net realized and unrealized loss on
             investments                          (1,158,939)          (588,999)
                                                 ------------------  ---------------------
NET DECREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                             $(1,115,641)         $(674,565)
                                                 ==================  =====================

See notes to the financial statements



Baird Funds, Inc.
--------------------------------------------------------------------------------
  Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                     Baird Horizon Growth Fund
                                                            --------------------------------------------
                                                                                 September 29, 2000 (1)
                                                                 Year Ended             through
                                                             December 31, 2001     December 31, 2000
                                                            --------------------------------------------

OPERATIONS:
    Net investment income                                          $      43,298          $       3,061
    Net realized loss on investments                                    (102,969)               (59,283)
    Change in unrealized appreciation (depreciation)
        on investments                                                (1,055,970)              (343,930)
                                                            --------------------------------------------
    Net decrease in net assets resulting from operations             (1,115,641)              (400,152)
                                                            --------------------------------------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                                         46,632,395             11,357,250
    Shares issued to holders in reinvestment of dividends                 43,050                  5,404
    Cost of shares redeemed                                          (3,120,013)            (1,316,473)
                                                            --------------------------------------------
    Net increase in net assets resulting from
        capital share transactions                                    43,555,432           10,046,181
                                                            --------------------------------------------
DISTRIBUTIONS TO INSTITUTIONAL CLASS
 SHAREHOLDERS:
    From net investment income                                          (43,217)              (3,090)
    From net realized gains                                                    -              (2,304)
                                                            ---------------------------------------------
                                                                        (43,217)              (5,394)
                                                            ---------------------------------------------
DISTRIBUTIONS TO INVESTOR CLASS
 SHAREHOLDERS:
    From net investment income                                                 -                    -
    From net realized gains                                                    -                 (10)
                                                            ---------------------------------------------
                                                                               -                 (10)
                                                            ---------------------------------------------

TOTAL INCREASE IN NET ASSETS                                          42,396,574            9,640,625

NET ASSETS:
    Beginning of period                                                9,665,625               25,000
                                                            ---------------------------------------------
    End of period (including undistributed net
    investment income of $81 and $0, respectively)               $    52,062,199      $     9,665,625

                                                            =============================================

See notes to the financial statements

(1) Commencement of operations.


BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        Baird MidCap Fund
                                                            -------------------------------------------
                                                                                December 29, 2000 (1)
                                                                Year Ended             through
                                                             December 31, 2001    December 31, 2000
                                                            -------------------------------------------
OPERATIONS:
    Net investment loss                                          $     (85,566)         $        (806)
    Net realized loss on investments                                (1,214,189)                      -
    Change in unrealized appreciation (depreciation) on
          investments                                                  625,190                (245,956)
                                                            -------------------------------------------
    Net decrease in net assets resulting from operations              (674,565)              (246,762)
                                                            -------------------------------------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                                         7,391,961              8,100,000
    Shares issued to holders in reinvestment of dividends                     -                      -
    Cost of shares redeemed                                           (470,704)                      -
                                                            -------------------------------------------
    Net increase in net assets resulting from
        capital share  transactions                                  6,921,257               8,100,000
                                                            -------------------------------------------
DISTRIBUTIONS TO INSTITUTIONAL CLASS
 SHAREHOLDERS:
    From net investment income                                                -                      -
    From net realized gains                                                   -                      -
                                                            -------------------------------------------
                                                                              -                      -
                                                            -------------------------------------------
DISTRIBUTIONS TO INVESTOR CLASS
SHAREHOLDERS:
    From net investment income                                                -                      -
    From net realized gains                                                   -                      -
                                                            -------------------------------------------
                                                                              -                      -
                                                            -------------------------------------------
TOTAL INCREASE IN NET ASSETS                                          6,246,692              7,853,238

NET ASSETS:
    Beginning of period                                               7,853,238                      -
                                                            -------------------------------------------
     End of period                                               $   14,099,930           $  7,853,238
                                                            ===========================================

See notes to the financial statements

(1) Commencement of operations.


BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
  Financial Highlights
--------------------------------------------------------------------------------

                                                             Baird Horizon Growth Fund
                                    ---------------------------------------------------------------------------------------
                                                           Institutional
                                                              Class
                                       Institutional          Shares             Investor Class    Investor Class Shares
                                       Class Shares      September 29, 2000(1)    Shares           September 29, 2000(1)
                                        Year Ended            through            Year Ended          Through
                                     December 31, 2001   December 31, 2000      December 31, 2001  December 31, 2000
                                    --------------------------------------------------------------------------------------
Per Share Data:
  Net asset value, beginning of
       period                          $      9.58     $         10.00       $        9.57     $       10.00
                                  -----------------   --------------------  -------------------- ----------------
Income from investment operations:
  Net investment income (loss)                0.01                0.00               (0.01)             0.00
  Net realized and unrealized
  (losses) on investments                    (0.95)              (0.42)              (0.95)            (0.43)
                                    ----------------- --------------------  -------------------- ----------------
  Total from investment operations           (0.94)              (0.42)              (0.96)            (0.43)
                                    ----------------- --------------------  -------------------- ----------------
Less distributions:
  Dividends from net investment
  income                                     (0.01)              (0.00)(2)            0.00              0.00
  Distributions from net realized
  gains                                       0.00               (0.00)(2)            0.00             (0.00)(2)
                                    ----------------- --------------------  -------------------- ----------------
  Total distributions                        (0.01)              (0.00)               0.00             (0.00)
                                    ----------------- --------------------  -------------------- ----------------
Net asset value, end of period        $       8.63      $         9.58       $        8.61     $        9.57
                                    ================= ====================  ==================== ================
Total return                                 (9.84%)             (4.15%)(3)         (10.03%)           (4.28%)(3)
Supplemental data and ratios:
 Net assets, end of period            $   51,446,666    $        9,623,337      $   615,533     $      42,288
 Ratio of expenses to average net
 assets                                       0.75%(5)            0.85%(4),(5)        1.00%(6)          1.10%(4),(6)
 Ratio of net investment income
 (loss) to average net assets                 0.12%(5)            0.13%(4),(5)       (0.13%)(6)        (0.12%)(4),(6)
 Portfolio turnover rate (7)                  9.00%               4.38%               9.00%             4.38%

(1)  Commencement of operations.
(2)  Amount of dividends and distributions paid is less than $0.01.
(3)  Not annualized.
(4)  Annualized.
(5) Without fees waived, ratios of expenses to average net assets for the periods ended December 31, 2001 and December 31, 2000 would have been 1.06% and 2.94%, respectively; and the ratios of net investment income (loss) to average net assets would have been (0.19%) and (1.97%), respectively.
(6) Without fees waived, ratios of expenses to average net assets for the periods ended December 31, 2001 and December 31, 2000 would have been 1.31% and 3.19%, respectively; and the ratios of net investment income (loss) to average net assets would have been (0.44%) and (2.22%), respectively.
(7) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to the financial statements


BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Baird MidCap Fund
                                    ---------------------------------------------------------------------------------------
                                                           Institutional
                                                              Class
                                       Institutional          Shares            Investor Class    Investor Class Shares
                                       Class Shares      December 29, 2000(1)    Shares           December 29, 2000(1)
                                        Year Ended            through            Year Ended          Through
                                     December 31, 2001   December 31, 2000      December 31, 2001  December 31, 2000
                                    --------------------------------------------------------------------------------------
Per Share Data:
  Net asset value, beginning of
       period                          $      9.70     $         10.00       $        9.70     $       10.00
                                  -----------------   --------------------  -------------------- ----------------
Income from investment operations:

Net investment loss                          (0.06)(2)           (0.0)(3)            (0.08)(2)         (0.00)(3)
  Net realized and unrealized
  (losses) on investments                    (0.53)              (0.30)              (0.53)            (0.30)
                                    ----------------- --------------------  -------------------- ----------------
  Total from investment operations           (0.59)              (0.30)              (0.61)            (0.30)
                                    ----------------- --------------------  -------------------- ----------------
Less distributions:

 Dividends from net investment
  income                                      0.00                0.00                0.00              0.00
  Distributions from net realized
  gains                                       0.00                0.00                0.00              0.00
                                    ----------------- --------------------  -------------------- ----------------
  Total distributions                         0.00                0.00                0.00              0.00
                                    ----------------- --------------------  -------------------- ----------------
Net asset value, end of period        $       9.11      $         9.70       $        9.09     $        9.70
                                    ================= ====================  ==================== ================
Total return                                 (6.08%)             (3.00%)(4)          (6.29%)           (3.00%)(4)
Supplemental data and ratios:
 Net assets, end of period            $   13,049,574    $        7,853,228      $   1,050,356     $       10
 Ratio of expenses to average net
 assets                                       1.25%(6)            1.25%(5),(6)       1.50%(7)           1.50%(5),(7)
 Ratio of net investment income
 (loss) to average net assets                (0.67%)(6)          (1.25%)(5),(6)     (0.92%)(7)        (1.50%)(5),(7)
 Portfolio turnover rate (7)                 73.62%                  0%             73.62%                0%

See notes to the financial statements


(1)  Commencement of operations.
(2)  Calculated using average shares outstanding during the period.
(3)  Amount of net investment loss is less than $0.01.
(4)  Not annualized.
(5)  Annualized.
(6) Without fees waived, ratios of expenses to average net assets for the periods ended December 31, 2001 and December 31, 2000 would have been 2.06% and 2.78%, respectively; and the ratios of net investment loss to average net assets would have been (1.48%) and (2.78%), respectively.
(7) Without fees waived, ratios of expenses to average net assets for the periods ended December 31, 2001 and December 31, 2000 would have been 2.31% and 3.03%, respectively; and the ratios of net investment loss to average net assets would have been (1.73%) and (3.03%), respectively.
(8) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to the financial statements

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
  Notes to the Financial Statements     December 31, 2001
--------------------------------------------------------------------------------

1.   ORGANIZATION

Baird Funds, Inc. (the "Corporation") was incorporated on June 9, 2000 as a Wisconsin Corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the "1940 Act"). The accompanying financial statements include the Baird Horizon Growth Fund and the Baird MidCap Fund (each a "Fund" and collectively the "Funds"), two of the seven portfolios comprising the Corporation. Pursuant to the 1940 Act, the Funds are "diversified" series of the Corporation. The Baird Short-Term Bond Fund is not presently being offered to investors. The investment objectives of the Baird Horizon Growth Fund and Baird MidCap Fund are set forth below.

The Baird Horizon Growth Fund commenced operations with the sale of both Institutional and Investor Class Shares on September 29, 2000. The investment objective of the Baird Horizon Growth Fund is to seek long-term growth of capital through investments in equity securities of large-capitalization companies.

The Baird MidCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on December 29, 2000. The investment objective of the Baird MidCap Fund is to seek long-term growth of capital through investments in equity securities of mid-capitalization companies.

The Funds have issued two classes of shares: Institutional Class Shares and Investor Class Shares. The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

On December 31, 2001, one shareholder related to the investment advisor held approximately 53% of the Institutional Class Shares of the Baird Horizon Growth Fund and one shareholder related to the investment advisor held approximately 83% of the Institutional Class Shares of the Baird MidCap Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation - Common stocks that are listed on a securities exchange or quoted on the NASDAQ are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If such securities were not traded on the valuation date they are valued at the average of the current bid and asked price. Unlisted equity securities for which market quotations are readily available are valued at the latest quoted bid price. Debt securities are valued at the latest bid price. Investments in open-end mutual funds are valued at the net asset value on the day the valuation is made. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Directors.

b) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

c) Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

d) Distributions to Shareholders - Dividends from net investment income are declared and paid annually. Distributions of net realized gains, if any, will be declared and paid at least annually.

e) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

3.   CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund:

BAIRD HORIZON GROWTH FUND


                                 Year Ended                                            Year Ended
                               December 31, 2001                                     December 31, 2001
                           ---------------------------                             -------------------------
Institutional Class Shares       $          Shares       Investor Class Shares        $           Shares
                           -------------- ------------                             ----------   ------------
Shares sold                  $45,980,909    5,307,689    Shares sold               $ 651,486         73,638
Shares issued through                                    Shares issued through
reinvestment of dividends         43,050        4,966    reinvestment of dividends         -              -
Shares redeemed              (3,062,539)    (354,886)    Shares redeemed            (57,474)        (6,576)
                                          ------------                                          ------------
                           --------------                                          ----------
Net Increase                 $42,961,420    4,957,769    Net Increase              $ 594,012         67,062
                           ==============                                          ==========
Shares Outstanding:                                      Shares Outstanding:
    Beginning of period                     1,004,615        Beginning of period                      4,421
                                          ------------                                          ------------
    End of period                           5,962,384        End of period                           71,483
                                          ============                                          ============

                                  Period Ended                                          Period Ended
                               December 31, 2000                                     December 31, 2000
                           ---------------------------                             -------------------------
Institutional Class Shares       $          Shares      Investor Class Shares         $           Shares
                           -------------- ------------                             ----------  -------------
Shares sold                  $11,327,000    1,140,071   Shares sold                 $ 30,250          3,170
Shares issued through                                   Shares issued through
reinvestment of dividends                               reinvestment of
                                  5,394          570        dividends                     10              1
Shares redeemed              (1,316,473)    (137,276)   Shares redeemed                    -              -
                             ------------   ----------                             -----------  ------------
Net Increase                 $10,015,921    1,003,365   Net Increase                $ 30,260          3,171
                           ==============                                          ==========
Shares Outstanding:                                     Shares Outstanding:
    Beginning of period                         1,250       Beginning of period                       1,250
                                          ------------                                         -------------
    End of period                           1,004,615       End of period                             4,421
                                          ============                                         =============

BAIRD MIDCAP FUND

                                   Year Ended                                         Year Ended
                                December 31, 2001                                  December 31, 2001
                           -----------------------------                       -------------------------
Institutional Class Shares      $             Shares    Investor Class Shares      $           Shares
                           --------------  -------------                       ------------  -----------
Shares sold                   $6,313,459        676,225 Shares sold            $ 1,078,502      116,720
Shares redeemed                (461,284)       (53,062) Shares redeemed            (9,420)      (1,200)
                                           -------------                                     -----------
                           --------------                                      ------------
Net Increase                  $5,852,175        623,163 Net Increase           $ 1,069,082     115,520
                           ==============                                      ============
Shares Outstanding:                                     Shares Outstanding:
    Beginning of period                         809,999     Beginning of period                       1
                                           -------------                                     -----------
    End of period                             1,433,162     End of period                       115,521
                                           =============                                     ===========


                                  Period Ended                                      Period Ended
                               December 31, 2000                                  December 31, 2000
                           ----------------------------                         ------------------------
Institutional Class Shares      $            Shares     Investor Class Shares      $          Shares
                           --------------  ------------                          ---------  ------------
Shares sold                   $8,099,990       809,999  Shares sold                 $  10             1
Shares redeemed                        -             -  Shares redeemed                 -             -
                                           ------------                                     ------------
                           --------------                                        ---------
Net Increase                 $ 8,099,990       809,999  Net Increase                $  10             1
                           ==============                                        =========
Shares Outstanding:                                     Shares Outstanding:
    Beginning of period                              -      Beginning of period                       -
                                           ------------                                     ------------
    End of period                              809,999      End of period                             1
                                           ============                                     ============


4.  INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the year ended December 31, 2001, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                 Baird Horizon                Baird
                                 Growth Fund                MidCap Fund
                                ---------------            --------------
Purchases:                       $ 46,455,864              $ 15,268,561
Sales:                           $  3,164,793              $  8,503,040

At December 31, 2001, gross unrealized appreciation and depreciation of investments and distributable ordinary income and long-term capital gains for federal tax purposes were as follows:

                      Cost for       Tax Basis       Tax Basis       Tax Basis Net     Distributable   Distributable
                      Federal          Gross           Gross          Unrealized
                     Income Tax      Unrealized      Unrealized      Appreciation        Ordinary        Long-Term
                      Purposes      Appreciation    Depreciation    (Depreciation)        Income       Capital Gains
Baird Horizon
Growth Fund         $53,494,435    $3,704,040      $5,111,847      ($1,407,807)           $81               -
Baird MidCap Fund   $13,825,487    $1,429,920      $1,080,405        $ 349,515             -               -


Differences between the Funds' costs basis of investments at December 31, 2001, if any, for book and tax purposes relates primarily to deferral of losses related to wash sales. Undistributed income or net realized gains for financial statement purposes may differ from federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items for financial statement and tax purposes.

The tax components of dividends paid during the year ended December 31, 2001 were:

                                      Ordinary           Long-Term
                                       Income          Capital Gains
                                   Distributions       Distributions

Baird Horizon Growth Fund             $43,217               $ -

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2001, the Baird Horizon Growth Fund and Baird MidCap Fund elected to defer capital losses occurring between November 1, 2001 and December 31, 2001 in the amounts of $16,032 and $568,913, respectively.

At December 31, 2001, the Baird Horizon Growth Fund and Baird MidCap Fund had accumulated net realized capital loss carryovers of $140,627 and $615,557, respectively, that expire in 2009. To the extent the Funds realize future net capital gains, taxable distributions to shareholders will be offset by any unused capital loss carryover.

5.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Robert W. Baird & Co. Incorporated (the "Advisor"). Pursuant to the advisory agreement with the Funds, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.65% for the Baird Horizon Growth Fund and 0.75% for the Baird MidCap Fund as applied to the respective Fund's average daily net assets. Certain officers of the Advisor are also officers of the Funds.

For the year ended December 31, 2001, the Advisor agreed to waive its investment advisory fee and/or reimburse the Funds' operating expenses (exclusive of brokerage, interest, taxes, and extraordinary expenses) to the extent necessary to ensure that each Fund's operating expenses do not exceed the following amounts:

                            Institutional Class Shares    Investor Class Shares
Baird Horizon Growth Fund         0.75%                         1.00%
Baird MidCap Fund                 1.25%                         1.50%

To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total annual Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed. For the year ended December 31, 2001, the Advisor reimbursed/absorbed $118,870 and $101,451 for the Baird Horizon Growth Fund and Baird MidCap Fund, respectively. These reimbursed/absorbed expenses are subject to recovery by the Advisor until December 31, 2004. For the year ended December 31, 2000, the
Advisor reimbursed/absorbed $50,141 and $986 for the Baird Horizon Growth Fund and Baird MidCap Fund, respectively. During the period prior to commencement of operations, the Advisor absorbed $7,405 and $6,837 of organizational expenses of the Baird Horizon Growth Fund and Baird MidCap Fund, respectively. These reimbursed/absorbed expenses are subject to recovery by the Advisor until December 31, 2003.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

Robert W. Baird and Co. Incorporated (the "Distributor") is the sole distributor of the Funds pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Baird Horizon Growth Fund and Baird MidCap Fund for the year ended December 31, 2001.

6.   DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended. The Plan allows the Funds to reimburse the Distributor for a portion of the costs incurred in distributing the Funds' Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds' Investor Class Shares. The Baird Horizon Growth Fund and the Baird MidCap Fund incurred $1,153 and $1,579, respectively, in fees pursuant to the Plan for the year ended December 31, 2001.


                        Report of Independent Accountants

To the Board of Directors and Shareholders of Baird Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Baird Horizon Growth Fund and Baird MidCap Fund (two of the portfolios constituting Baird Funds, Inc., hereafter referred to as the "Funds") at December 31, 2001, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
February 15, 2002


Baird Funds, Inc.
--------------------------------------------------------------------------------
  Directors
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                                 Number of
                         Position(s) Term of     Principal                       Portfolios    Other
                         Held        Office      Occupation(s)                   In-Complex    Directorship
                         with        and Years   During Past                     Overseen      Held
Name, Address, and Age   Fund        of Service  5 Years                         by Director   by Director
-----------------------------------------------------------------------------------------------------------
G. Frederick Kasten, Jr. Director    Served as   Chairman, the Advisor since         6       Director of
777 East Wisconsin       And         Director    January 2000; Chairman & CEO,               Regal-Beloit
Avenue                   Chairman    since       the Advisor (January 1998-                  Corporation
Milwaukee, WI  53202                 September,  January 2000); President,
Age:  63                             2000 to     Chairman and CEO, the Advisor
                                     present     (June 1983-January 1998)
-----------------------------------------------------------------------------------------------------------

John W. Feldt            Director    Served as   Senior Vice President-Finance,      6       Director of
University of Wisconsin              Director    University of Wisconsin                     Thompson
Foundation                           since       Foundation since 1985; Vice                 Plumb Funds
1848 University Avenue               September,  President-Finance,  University
Madison, WI  53705                   2000        of Wisconsin Foundation
Age:  59                             to present  (1980-1985); Associate
                                                 Director, University of
                                                 Wisconsin Foundation
                                                 (1967-1980)
-----------------------------------------------------------------------------------------------------------
George C. Kaiser         Director    Served as   CEO, George Kaiser & Co.,           6       None
759 N. Milwaukee Street              Director    a business consulting company,
Milwaukee, WI  53202                 since       since 1988; Chairman and CEO,
Age:  69                             September,  Hanger Tight Company, a
                                     2000        manufacturing company (1988-
                                     to present  1999); Chairman and CEO,
                                                 Interstore Transfer Systems,
                                                 Ltd., a Manufacturing company
                                                 (1992-1999); Chairman,
                                                 International Retail Services
                                                 Group, Ltd. (1995-1999);
                                                 Executive Vice President,
                                                 Arandell Schmidt Co., a
                                                 catalog printer company (1984-
                                                 1987); various positions
                                                 Arthur Andersen & Co. (1957-
                                                 1964, 1967-1984), most recently
                                                 serving as Partner (1969-1984);
                                                 Secretary of Administration,
                                                 State of Wisconsin (1965-1967)
----------------------------------------------------------------------------------------------------------------
Stephen A. Roell         Director    Served as   Senior Vice President and Chief       6     None
5757 N. Green Bay Avenue             Director    Financial Officer, Johnson
Milwaukee, WI  53202                 since       Controls, Inc., a manufacturing
Age:  52                             September,  company, since 1998; Vice
                                     2000        President and Chief Financial
                                     to present  Officer, Johnson Controls, Inc.
                                                 (1991-1998); Corporate
                                                 Controller and Assistant
                                                 Secretary, Johnson
                                                 Controls, Inc. (1990-1991)
----------------------------------------------------------------------------------------------------------------

Additional information about the Portfolios' directors is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-866-44BAIRD.


                               BAIRD FUNDS, INC.
                   c/o U.S. Bancorp Mutual Fund Services, LLC
                                  P.O. Box 701
                         Milwaukee, Wisconsin 53201-0701
                                  1-866-44BAIRD

--------------------------------------------------------------------------------
Board of Directors                            Legal Counsel

G. Frederick Kasten, Jr. (Chairman)           Godfrey & Kahn, S.C.
                                              780 North Water Street
John W. Feldt                                 Milwaukee, Wisconsin 53202
                                              ----------------------------------
George C. Kaiser
                                              Independent Accountants
Stephen A. Roell                              PricewaterhouseCoopers LLP
--------------------------------------------  100 East Wisconsin Avenue,
                                              Suite 1500
Investment Advisor                            Milwaukee, Wisconsin  53202
                                              ----------------------------------
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue                     Distributor
Milwaukee, Wisconsin 53202
                                              Robert W. Baird & Co. Incorporated
--------------------------------------------  777 East Wisconsin Avenue
Administrator, Transfer Agent and Dividend -  Milwaukee, Wisconsin 53202
Disbursing Agent                             -----------------------------------

U.S. Bancorp Mutual Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202
--------------------------------------------

Custodian

U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202